PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .0%
Communication Services : 2 .4%
14,761
(1)
Advantage Solutions,
Inc.
$ 41,921
0.0
5,211
(1)
AMC Networks, Inc. —
Class A
61,386
0.0
2,147
(1)
Anterix, Inc.
67,373
0.0
12,072
(1)(2)
AST SpaceMobile, Inc.
45,874
0.0
465
(1)
Atlanta Braves
Holdings, Inc. — Class
A
18,168
0.0
8,377
(1)
Atlanta Braves
Holdings, Inc. — Class
C
299,310
0 .1
1,986
ATN International, Inc.
62,678
0.0
3,833
(1)
Bandwidth, Inc. —
Class A
43,198
0.0
4,049
(1)
Boston Omaha Corp. —
Class A
66,363
0.0
15,606
(1)
Bumble, Inc. — Class A
232,841
0 .1
5,186
(1)
Cardlytics, Inc.
85,569
0.0
15,321
(1)
Cargurus, Inc.
268,424
0 .1
10,538
(1)
Cars.com, Inc.
177,671
0 .1
22,401
(1)
Charge Enterprises, Inc.
11,138
0.0
17,000
(1)
Cinemark Holdings, Inc.
311,950
0 .1
58,842
(1)
Clear Channel Outdoor
Holdings, Inc.
92,970
0.0
6,668  Cogent
Communications
Holdings, Inc.
412,749
0 .1
12,223
(1)
Consolidated
Communications
Holdings, Inc.
41,803
0.0
253
(1)
Daily Journal Corp.
74,382
0.0
7,243
(1)
DHI Group, Inc.
22,164
0.0
5,429
(1)
EchoStar Corp. —
Class A
90,936
0.0
10,058  Entravision
Communications Corp.
— Class A
36,712
0.0
12,142
(1)
Eventbrite, Inc. — Class
A
119,720
0.0
3,500
(1)
EverQuote, Inc. —
Class A
25,305
0.0
9,767
(1)
EW Scripps Co. —
Class A
53,523
0.0
44,565
(1)
fuboTV, Inc.
118,989
0.0
24,015
(1)
Gannett Co., Inc.
58,837
0.0
108,395
(1)
Globalstar, Inc.
141,997
0 .1
10,400
(1)
Gogo, Inc.
124,072
0.0
13,637
Gray Television, Inc.
94,368
0.0
6,413
(1)
Grindr, Inc.
36,875
0.0
2,514
(1)
IDT Corp. — Class B
55,434
0.0
16,204
(1)
iHeartMedia, Inc. —
Class A
51,205
0.0
7,309
(1)
IMAX Corp.
141,210
0 .1
7,473
(1)
Integral Ad Science
Holding Corp.
88,854
0.0
6,518  John Wiley & Sons, Inc.
— Class A
242,274
0 .1
27,875
(1)
Liberty Latin America
Ltd. — Class C
227,460
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
9,835
(1)
Lions Gate
Entertainment Corp. —
Class A
$ 83,401
0.0
17,548
(1)
Lions Gate
Entertainment Corp. —
Class B
138,103
0 .1
155,350
(1)
Lumen Technologies,
Inc.
220,597
0 .1
6,740
(1)
Madison Square
Garden Entertainment
Corp.
221,813
0 .1
20,823
(1)
Magnite, Inc.
157,005
0 .1
4,421
Marcus Corp.
68,525
0.0
3,673
(1)
MediaAlpha, Inc. —
Class A
30,339
0.0
22,406
(1)
Nextdoor Holdings, Inc.
40,779
0.0
3,888
(1)
Ooma, Inc.
50,583
0.0
7,177
(1)
Outbrain, Inc.
34,952
0.0
14,793
(1)
Playstudios, Inc.
47,042
0.0
6,714
(1)
PubMatic, Inc. — Class
A
81,239
0.0
8,527
(1)
QuinStreet, Inc.
76,487
0.0
4,288
Scholastic Corp.
163,544
0 .1
7,746  Shenandoah
Telecommunications
Co.
159,645
0 .1
3,834
Shutterstock, Inc.
145,884
0 .1
5,352
Sinclair, Inc.
60,049
0.0
4,109
(1)
Sphere Entertainment
Co.
152,690
0 .1
2,882
Spok Holdings, Inc.
41,126
0.0
12,801
(1)
Stagwell, Inc.
60,037
0.0
4,122
(1)
TechTarget, Inc.
125,144
0 .1
31,343
TEGNA, Inc.
456,667
0 .1
15,303  Telephone and Data
Systems, Inc.
280,198
0 .1
5,144
(1)
Thryv Holdings, Inc.
96,553
0.0
18,511
(1)(2)
Tingo Group, Inc.
18,974
0.0
14,091
(1)
TrueCar, Inc.
29,168
0.0
24,531
(1)
Vimeo, Inc.
86,840
0.0
4,193
(1)
Vivid Seats, Inc. —
Class A
26,919
0.0
8,576
(1)
WideOpenWest, Inc.
65,606
0.0
10,364
(1)
Yelp, Inc.
431,039
0 .1
7,238
(1)
Ziff Davis, Inc.
460,988
0 .1
10,798
(1)
ZipRecruiter, Inc. —
Class A
129,468
0 .1
8,387,107
2 .4
Consumer Discretionary : 10 .3%
4,372
(1)
1-800-Flowers.com, Inc.
— Class A
30,604
0.0
12,028
(1)
2U, Inc.
29,709
0.0
5,036
Aaron's Co., Inc.
52,727
0.0
7,548
(1)
Abercrombie & Fitch
Co. — Class A
425,481
0 .1
11,544  Academy Sports &
Outdoors, Inc.
545,685
0 .2
9,312
(1)
Accel Entertainment,
Inc.
101,966
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,956  Acushnet Holdings
Corp.
$ 262,866
0 .1
14,598
(1)
Adient PLC
535,747
0 .2
6,793
(1)
Adtalem Global
Education, Inc.
291,080
0 .1
14,707
(1)
Allbirds, Inc. — Class A
16,325
0.0
17,762
(1)
American Axle &
Manufacturing Holdings,
Inc.
128,952
0.0
28,094  American Eagle
Outfitters, Inc.
466,641
0 .1
954
(1)
America's Car-Mart, Inc.
86,804
0.0
14,987
(1)(2)
AMMO, Inc.
30,274
0.0
14,376
Arko Corp.
102,788
0.0
3,197
(1)
Asbury Automotive
Group, Inc.
735,534
0 .2
2,561
(1)(2)
Atmus Filtration
Technologies, Inc.
53,397
0.0
4,961
(1)
Bally's Corp.
65,039
0.0
22,829
(1)
BARK, Inc.
27,395
0.0
4,794
(1)
Beazer Homes USA,
Inc.
119,419
0.0
3,526  Big 5 Sporting Goods
Corp.
24,717
0.0
4,202
Big Lots, Inc.
21,472
0.0
3,571
(1)
BJ's Restaurants, Inc.
83,776
0.0
13,479
Bloomin' Brands, Inc.
331,449
0 .1
1,903  Bluegreen Vacations
Holding Corp.
69,802
0.0
4,575
(1)
Boot Barn Holdings, Inc.
371,444
0 .1
4,660
(1)(2)
Bowlero Corp. — Class
A
44,829
0.0
6,772
(1)
Brinker International,
Inc.
213,927
0 .1
4,940
Buckle, Inc.
164,947
0 .1
2,114  Build-A-Bear Workshop,
Inc.
62,173
0.0
5,576
Caleres, Inc.
160,366
0 .1
6,544  Camping World
Holdings, Inc. — Class
A
133,563
0.0
8,281
(1)
CarParts.com, Inc.
34,118
0.0
2,207
Carriage Services, Inc.
62,348
0.0
5,818
(1)
Carrols Restaurant
Group, Inc.
38,341
0.0
14,847
(1)
Carvana Co.
623,277
0 .2
1,354
(1)
Cavco Industries, Inc.
359,704
0 .1
5,064
(1)
Century Casinos, Inc.
25,978
0.0
4,437  Century Communities,
Inc.
296,303
0 .1
7,501  Cheesecake Factory,
Inc.
227,280
0 .1
18,555
(1)
Chegg, Inc.
165,511
0 .1
19,546
(1)
Chico's FAS, Inc.
146,204
0.0
1,928
(1)
Children's Place, Inc.
52,114
0.0
3,057
(1)
Chuy's Holdings, Inc.
108,768
0.0
4,586
Clarus Corp.
34,670
0.0
3,530
(1)
ContextLogic, Inc. —
Class A
15,567
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,615
(1)
Cooper-Standard
Holdings, Inc.
$ 35,093
0.0
20,003
(1)
Coursera, Inc.
373,856
0 .1
3,392  Cracker Barrel Old
Country Store, Inc.
227,942
0 .1
7,775
Cricut, Inc. — Class A
72,230
0.0
19,808
Dana, Inc.
290,583
0 .1
5,557
(1)
Dave & Buster's
Entertainment, Inc.
205,998
0 .1
9,158
(1)
Denny's Corp.
77,568
0.0
7,954  Designer Brands, Inc.
— Class A
100,698
0.0
10,323
(1)
Destination XL Group,
Inc.
46,247
0.0
546
(2)
Dillard's, Inc. — Class A
180,622
0 .1
2,473  Dine Brands Global,
Inc.
122,290
0.0
4,106
(1)
Dorman Products, Inc.
311,071
0 .1
3,975
(1)(2)
Dream Finders Homes,
Inc. — Class A
88,364
0.0
4,420
(1)
Duolingo, Inc.
733,145
0 .2
4,618  El Pollo Loco Holdings,
Inc.
41,331
0.0
3,798  Ethan Allen Interiors,
Inc.
113,560
0.0
5,490
(1)(2)
European Wax Center,
Inc. — Class A
88,938
0.0
13,469
(1)
Everi Holdings, Inc.
178,060
0 .1
16,479
(1)(2)
EVgo, Inc.
55,699
0.0
20,153
(1)
Figs, Inc. — Class A
118,903
0.0
3,376
(1)
First Watch Restaurant
Group, Inc.
58,371
0.0
30,505
(1)(2)
Fisker, Inc.
195,842
0 .1
12,641
(2)
Foot Locker, Inc.
219,321
0 .1
8,391
(1)
Fossil Group, Inc.
17,285
0.0
6,567
(1)
Fox Factory Holding
Corp.
650,658
0 .2
12,651
(1)
Frontdoor, Inc.
386,994
0 .1
5,500
(1)
Full House Resorts, Inc.
23,485
0.0
5,876
(1)
Funko, Inc. — Class A
44,951
0.0
2,042
(1)
Genesco, Inc.
62,934
0.0
5,147
(1)
Gentherm, Inc.
279,276
0 .1
6,532
(1)
G-III Apparel Group Ltd.
162,777
0 .1
5,321
(1)
Global Business Travel
Group I
29,265
0.0
3,281  Golden Entertainment,
Inc.
112,145
0.0
43,210
(1)
Goodyear Tire &
Rubber Co.
537,100
0 .2
21,001
(1)
GoPro, Inc. — Class A
65,943
0.0
556  Graham Holdings Co.
— Class B
324,148
0 .1
4,150
(1)
Green Brick Partners,
Inc.
172,266
0 .1
2,146  Group 1 Automotive,
Inc.
576,652
0 .2
9,292
(1)
GrowGeneration Corp.
27,133
0.0
4,668
(2)
Guess?, Inc.
101,016
0.0
54,147
Hanesbrands, Inc.
214,422
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,501  Haverty Furniture Cos.,
Inc.
$ 71,979
0.0
3,707
(1)
Helen of Troy Ltd.
432,088
0 .1
2,034
Hibbett, Inc.
96,635
0.0
12,511
(1)
Hilton Grand Vacations,
Inc.
509,198
0 .2
8,537
(1)
Holley, Inc.
42,600
0.0
795
(1)
Hovnanian Enterprises,
Inc. — Class A
80,820
0.0
3,639
(1)
Inspired Entertainment,
Inc.
43,522
0.0
3,648  Installed Building
Products, Inc.
455,599
0 .1
16,692  International Game
Technology PLC
506,101
0 .2
4,310
(1)
iRobot Corp.
163,349
0 .1
3,240
Jack in the Box, Inc.
223,754
0 .1
901  Johnson Outdoors, Inc.
— Class A
49,276
0.0
11,159
KB Home
516,439
0 .2
8,654
Kontoor Brands, Inc.
379,997
0 .1
13,735
(2)
Krispy Kreme, Inc.
171,275
0 .1
947
(1)
Kura Sushi USA, Inc. —
Class A
62,616
0.0
2,703
(1)
Lands' End, Inc.
20,191
0.0
6,530
(1)
Latham Group, Inc.
18,284
0.0
20,324  Laureate Education,
Inc.
286,568
0 .1
6,867
La-Z-Boy, Inc.
212,053
0 .1
3,787
LCI Industries
444,670
0 .1
1,753
(1)
Legacy Housing Corp.
34,026
0.0
27,728
(1)
Leslie's, Inc.
156,940
0 .1
3,193
(1)
LGI Homes, Inc.
317,672
0 .1
7,046
(1)
Life Time Group
Holdings, Inc.
107,170
0.0
14,024
(1)
Light & Wonder, Inc.
1,000,332
0 .3
3,254
(1)
Lincoln Educational
Services Corp.
27,496
0.0
5,381
(1)
Lindblad Expeditions
Holdings, Inc.
38,743
0.0
1,868
(1)
Livewire Group, Inc.
12,945
0.0
2,343
(1)
Lovesac Co.
46,673
0.0
42,150
(1)(2)
Luminar Technologies,
Inc.
191,782
0 .1
4,203
(1)
M/I Homes, Inc.
353,220
0 .1
3,296
(1)
Malibu Boats, Inc. —
Class A
161,570
0 .1
3,453
(1)
MarineMax, Inc.
113,327
0.0
2,862
(1)
MasterCraft Boat
Holdings, Inc.
63,594
0.0
8,983
MDC Holdings, Inc.
370,369
0 .1
5,612
Meritage Homes Corp.
686,853
0 .2
7,973
(1)
Modine Manufacturing
Co.
364,765
0 .1
2,232  Monarch Casino &
Resort, Inc.
138,607
0.0
6,984
(1)
Mondee Holdings, Inc.
24,933
0.0
4,932
Monro, Inc.
136,962
0.0
2,705
Movado Group, Inc.
73,982
0.0
574
Nathan's Famous, Inc.
40,559
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,027
(1)
National Vision
Holdings, Inc.
$ 194,597
0 .1
10,222
(1)
Nerdy, Inc.
37,821
0.0
5,226
(1)
ODP Corp.
241,180
0 .1
3,959
(1)
ONE Group Hospitality,
Inc.
21,775
0.0
12,816
(1)
OneSpaWorld Holdings
Ltd.
143,796
0.0
2,077
(1)
OneWater Marine, Inc.
— Class A
53,213
0.0
7,013
(1)
Overstock.com, Inc.
110,946
0.0
2,344
Oxford Industries, Inc.
225,329
0 .1
5,067  Papa John's
International, Inc.
345,671
0 .1
3,356
Patrick Industries, Inc.
251,901
0 .1
10,701  Perdoceo Education
Corp.
182,987
0 .1
3,213
PetMed Express, Inc.
32,933
0.0
6,421
(1)
PlayAGS, Inc.
41,865
0.0
6,909
(1)
Portillo's, Inc. — Class A
106,330
0.0
4,230
(1)
Potbelly Corp.
32,994
0.0
9,764
Purple Innovation, Inc.
16,696
0.0
1,493  RCI Hospitality
Holdings, Inc.
90,565
0.0
2,493
(1)
Red Robin Gourmet
Burgers, Inc.
20,044
0.0
7,390  Red Rock Resorts, Inc.
— Class A
302,990
0 .1
8,556
Rent-A-Center, Inc.
251,974
0 .1
6,279
(1)
Revolve Group, Inc.
85,457
0.0
14,365
(1)
Rover Group, Inc.
89,925
0.0
9,953
(1)
Rush Street Interactive,
Inc.
45,983
0.0
16,881
(1)
Sally Beauty Holdings,
Inc.
141,463
0.0
3,979
(1)
Savers Value Village,
Inc.
74,288
0.0
5,661
(1)
SeaWorld
Entertainment, Inc.
261,821
0 .1
5,800
(1)
Shake Shack, Inc. —
Class A
336,806
0 .1
2,940
Shoe Carnival, Inc.
70,648
0.0
6,867
Signet Jewelers Ltd.
493,119
0 .1
11,081
(1)
Six Flags Entertainment
Corp.
260,514
0 .1
8,249
(1)
Skyline Champion Corp.
525,626
0 .2
3,303
(1)
Sleep Number Corp.
81,221
0.0
7,717  Smith & Wesson
Brands, Inc.
99,626
0.0
3,127
(1)
Snap One Holdings
Corp.
28,893
0.0
25,794
(1)
Solid Power, Inc.
52,104
0.0
3,380
(1)
Solo Brands, Inc. —
Class A
17,238
0.0
2,545  Sonic Automotive, Inc.
— Class A
121,549
0.0
19,645
(1)
Sonos, Inc.
253,617
0 .1
6,636
(1)
Sportsman's
Warehouse Holdings,
Inc.
29,796
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,564  Standard Motor
Products, Inc.
$ 119,822
0.0
11,663
Steven Madden Ltd.
370,534
0 .1
12,980
(1)
Stitch Fix, Inc. — Class
A
44,781
0.0
4,349
(1)
Stoneridge, Inc.
87,284
0.0
3,524  Strategic Education,
Inc.
265,181
0 .1
6,567
(1)
Stride, Inc.
295,712
0 .1
2,888
Sturm Ruger & Co., Inc.
150,523
0 .1
22,294
(1)
Super Group SGHC
Ltd.
82,265
0.0
14,949
(1)
Sweetgreen, Inc. —
Class A
175,651
0 .1
4,845
(1)
Target Hospitality Corp.
76,939
0.0
16,226
(1)
Taylor Morrison Home
Corp.
691,390
0 .2
11,299
(1)
ThredUp, Inc. — Class
A
45,309
0.0
4,267
(1)
Tilly's, Inc. — Class A
34,648
0.0
22,241
(1)
Topgolf Callaway
Brands Corp.
307,815
0 .1
5,566
(1)
Traeger, Inc.
15,195
0.0
15,417
(1)
Tri Pointe Homes, Inc.
421,655
0 .1
13,498
(1)
Udemy, Inc.
128,231
0.0
5,812
(1)
Universal Technical
Institute, Inc.
48,705
0.0
9,856
(1)
Urban Outfitters, Inc.
322,193
0 .1
4,502
(1)
Vera Bradley, Inc.
29,758
0.0
8,963
(1)
Vista Outdoor, Inc.
296,855
0 .1
4,296
(1)
Visteon Corp.
593,149
0 .2
12,333
(1)
Vizio Holding Corp. —
Class A
66,722
0.0
2,238
(1)
VOXX International
Corp.
17,859
0.0
13,132
(1)
Warby Parker, Inc. —
Class A
172,817
0 .1
463
Winmark Corp.
172,759
0 .1
4,569  Winnebago Industries,
Inc.
271,627
0 .1
12,364  Wolverine World Wide,
Inc.
99,654
0.0
31,722
(1)(2)
Workhorse Group, Inc.
13,146
0.0
8,561
(1)
WW International, Inc.
94,770
0.0
3,518
(1)
XPEL, Inc.
271,273
0 .1
4,005
(1)
Xponential Fitness, Inc.
— Class A
62,077
0.0
2,551
(1)
Zumiez, Inc.
45,408
0.0
36,621,805
10 .3
Consumer Staples : 3 .5%
5,018
Andersons, Inc.
258,477
0 .1
11,275
(2)
B&G Foods, Inc.
111,510
0.0
12,548
(1)
Beauty Health Co.
75,539
0.0
20,689
(1)
BellRing Brands, Inc.
853,007
0 .2
28,769
(1)
Benson Hill, Inc.
9,537
0.0
9,029
(1)(2)
Beyond Meat, Inc.
86,859
0.0
5,873
(1)(2)
BRC, Inc. — Class A
21,084
0.0
2,852
Calavo Growers, Inc.
71,956
0.0
5,882
Cal-Maine Foods, Inc.
284,806
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
1,041
(1)
Central Garden & Pet
Co.
$ 45,950
0.0
6,761
(1)
Central Garden & Pet
Co. — Class A
271,049
0 .1
5,596
(1)
Chefs' Warehouse, Inc.
118,523
0.0
734  Coca-Cola
Consolidated, Inc.
467,059
0 .1
11,474
Dole PLC
132,869
0.0
7,232
(1)
Duckhorn Portfolio, Inc.
74,200
0.0
7,957  Edgewell Personal Care
Co.
294,091
0 .1
8,242
(1)
elf Beauty, Inc.
905,219
0 .3
11,003
Energizer Holdings, Inc.
352,536
0 .1
5,568  Fresh Del Monte
Produce, Inc.
143,877
0.0
13,943
(1)
Hain Celestial Group,
Inc.
144,589
0 .1
15,353
(1)
Herbalife Ltd.
214,788
0 .1
6,870
(1)
HF Foods Group, Inc.
27,274
0.0
20,384
(1)
Hostess Brands, Inc.
678,991
0 .2
2,339  Ingles Markets, Inc. —
Class A
176,197
0 .1
2,845
Inter Parfums, Inc.
382,197
0 .1
2,337  J & J Snack Foods
Corp.
382,450
0 .1
1,473  John B Sanfilippo &
Son, Inc.
145,532
0 .1
3,017
Lancaster Colony Corp.
497,896
0 .1
2,972
Limoneira Co.
45,531
0.0
1,689
Medifast, Inc.
126,422
0.0
2,448
MGP Ingredients, Inc.
258,215
0 .1
8,280
(1)
Mission Produce, Inc.
80,150
0.0
3,733
(1)
National Beverage
Corp.
175,526
0 .1
2,335
(1)
Nature's Sunshine
Products, Inc.
38,691
0.0
7,616  Nu Skin Enterprises,
Inc. — Class A
161,535
0 .1
869
Oil-Dri Corp. of America
53,661
0.0
4,041
PriceSmart, Inc.
300,772
0 .1
24,195
Primo Water Corp.
333,891
0 .1
880
(1)
Seneca Foods Corp. —
Class A
47,370
0.0
13,968
(1)
Simply Good Foods Co.
482,175
0 .1
7,802
(1)
Sovos Brands, Inc.
175,935
0 .1
5,741
SpartanNash Co.
126,302
0.0
15,968
(1)
Sprouts Farmers
Market, Inc.
683,430
0 .2
14,522
(1)
SunOpta, Inc.
48,939
0.0
2,074
(1)
Thorne HealthTech, Inc.
21,134
0.0
7,983
(1)
TreeHouse Foods, Inc.
347,899
0 .1
2,991  Turning Point Brands,
Inc.
69,062
0.0
9,175
(1)
United Natural Foods,
Inc.
129,735
0.0
3,909
Universal Corp.
184,544
0 .1
1,904
(1)
USANA Health
Sciences, Inc.
111,593
0.0
11,487
Utz Brands, Inc.
154,270
0 .1
22,948
Vector Group Ltd.
244,167
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
4,414
(1)
Vita Coco Co., Inc.
$ 114,941
0.0
5,131
(1)
Vital Farms, Inc.
59,417
0.0
5,844
(1)
Waldencast PLC —
Class A
55,051
0.0
2,083
WD-40 Co.
423,349
0 .1
2,671
Weis Markets, Inc.
168,273
0 .1
4,638
(1)
Westrock Coffee Co.
41,093
0.0
12,491,135
3 .5
Energy : 8 .3%
5,908
(1)
Amplify Energy Corp.
43,424
0.0
21,849
Archrock, Inc.
275,297
0 .1
6,619
Ardmore Shipping Corp.
86,113
0.0
2,806  Atlas Energy Solutions,
Inc. — Class A
62,377
0.0
12,627
Berry Corp.
103,541
0.0
34,576
(1)
Borr Drilling Ltd.
245,490
0 .1
3,846
(1)
Bristow Group, Inc.
108,342
0.0
9,941
Cactus, Inc. — Class A
499,138
0 .1
11,106  California Resources
Corp.
622,047
0 .2
9,447
(1)
Callon Petroleum Co.
369,567
0 .1
1,952
(1)
Centrus Energy Corp.
— Class A
110,795
0.0
30,650
ChampionX Corp.
1,091,753
0 .3
6,406
Chord Energy Corp.
1,038,220
0 .3
10,666
Civitas Resources, Inc.
862,559
0 .2
26,441
(1)
Clean Energy Fuels
Corp.
101,269
0.0
24,672
(1)
CNX Resources Corp.
557,094
0 .2
14,523  Comstock Resources,
Inc.
160,189
0 .1
5,181
CONSOL Energy, Inc.
543,539
0 .2
7,382
Core Laboratories, Inc.
177,242
0 .1
6,232  Crescent Energy Co. —
Class A
78,772
0.0
4,669
CVR Energy, Inc.
158,886
0 .1
10,243
Delek US Holdings, Inc.
291,004
0 .1
7,793
(1)
Denbury, Inc.
763,792
0 .2
21,617
DHT Holdings, Inc.
222,655
0 .1
15,906
(1)
Diamond Offshore
Drilling, Inc.
233,500
0 .1
3,123
(1)
DMC Global, Inc.
76,420
0.0
5,147
Dorian LPG Ltd.
147,873
0.0
5,480
(1)
Dril-Quip, Inc.
154,372
0 .1
8,973
(1)
Earthstone Energy, Inc.
— Class A
181,613
0 .1
23,741
(1)
Encore Energy Corp.
77,396
0.0
24,519
(1)
Energy Fuels, Inc./
Canada
201,546
0 .1
4,648
Enviva, Inc.
34,721
0.0
67,407  Equitrans Midstream
Corp.
631,604
0 .2
5,308  Evolution Petroleum
Corp.
36,307
0.0
3,266  Excelerate Energy, Inc.
— Class A
55,653
0.0
13,743
(1)
Expro Group Holdings
NV
319,250
0 .1
4,743
FLEX LNG Ltd.
143,049
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,685
(1)
Forum Energy
Technologies, Inc.
$ 40,474
0.0
39,022
(1)(2)
Gevo, Inc.
46,436
0.0
15,741
Golar LNG Ltd.
381,877
0 .1
4,278  Granite Ridge
Resources, Inc.
26,096
0.0
9,010
(1)
Green Plains, Inc.
271,201
0 .1
1,704
(1)
Gulfport Energy Corp.
202,197
0 .1
3,654
(1)
Hallador Energy Co.
52,691
0.0
22,748
(1)
Helix Energy Solutions
Group, Inc.
254,095
0 .1
14,973
Helmerich & Payne, Inc.
631,262
0 .2
2,013
(2)
HighPeak Energy, Inc.
33,979
0.0
6,398  International Seaways,
Inc.
287,910
0 .1
2,986
Kinetik Holdings, Inc.
100,777
0.0
2,049
(1)
KLX Energy Services
Holdings, Inc.
24,281
0.0
2,493
(1)
Kodiak Gas Services,
Inc.
44,575
0.0
70,597
(1)
Kosmos Energy Ltd.
577,483
0 .2
25,549
Liberty Energy, Inc.
473,167
0 .1
28,015  Magnolia Oil & Gas
Corp. — Class A
641,824
0 .2
3,909
(1)
Mammoth Energy
Services, Inc.
18,138
0.0
17,436
Matador Resources Co.
1,037,093
0 .3
22,778
Murphy Oil Corp.
1,032,982
0 .3
1,427
(1)
Nabors Industries Ltd.
175,721
0 .1
12,541
(1)
Newpark Resources,
Inc.
86,658
0.0
4,896
(1)
NextDecade Corp.
25,067
0.0
17,012
Noble Corp. PLC
861,658
0 .2
33,057  Nordic American
Tankers Ltd.
136,195
0.0
12,409  Northern Oil and Gas,
Inc.
499,214
0 .1
15,615
(1)
Oceaneering
International, Inc.
401,618
0 .1
10,562
(1)
Oil States International,
Inc.
88,404
0.0
11,654
(1)
Overseas Shipholding
Group, Inc. — Class A
51,161
0.0
8,633
(1)
Par Pacific Holdings,
Inc.
310,270
0 .1
54,364  Patterson-UTI Energy,
Inc.
752,398
0 .2
17,602  PBF Energy, Inc. —
Class A
942,235
0 .3
19,265
Peabody Energy Corp.
500,697
0 .1
42,499  Permian Resources
Corp.
593,286
0 .2
4,180
(1)
ProFrac Holding Corp.
— Class A
45,478
0.0
15,454
(1)
ProPetro Holding Corp.
164,276
0 .1
2,516
(1)
REX American
Resources Corp.
102,452
0.0
1,448  Riley Exploration
Permian, Inc.
46,032
0.0
13,407
RPC, Inc.
119,859
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,450
SandRidge Energy, Inc.
$ 85,347
0.0
7,688
Scorpio Tankers, Inc.
416,075
0 .1
4,108
(1)
SEACOR Marine
Holdings, Inc.
57,019
0.0
7,846
(1)
Seadrill Ltd.
351,422
0 .1
13,116  Select Water Solutions,
Inc.
104,272
0.0
18,635
SFL Corp. Ltd.
207,780
0 .1
2,863
(1)
SilverBow Resources,
Inc.
102,409
0.0
12,563  Sitio Royalties Corp. —
Class A
304,150
0 .1
18,441
SM
Energy Co.
731,186
0 .2
5,361  Solaris Oilfield
Infrastructure, Inc. —
Class A
57,148
0.0
17,186
(1)
Talos Energy, Inc.
282,538
0 .1
11,034
(1)
Teekay Corp.
68,080
0.0
3,804  Teekay Tankers Ltd. —
Class A
158,361
0 .1
85,283
(1)(2)
Tellurian, Inc.
98,928
0.0
19,618
(1)
TETRA Technologies,
Inc.
125,163
0.0
7,361
(1)
Tidewater, Inc.
523,146
0 .2
56,999
(1)(2)
Uranium Energy Corp.
293,545
0 .1
12,037
(1)
US Silica Holdings, Inc.
168,999
0 .1
17,652
VAALCO Energy, Inc.
77,492
0.0
9,450
(1)
Valaris Ltd.
708,561
0 .2
10,126
(1)
Vertex Energy, Inc.
45,061
0.0
2,626
(1)
Vital Energy, Inc.
145,533
0.0
4,109
Vitesse Energy, Inc.
94,055
0.0
16,049
(1)
W&T Offshore, Inc.
70,295
0.0
11,007
(1)
Weatherford
International PLC
994,262
0 .3
9,661  World Fuel Services
Corp.
216,696
0 .1
29,435,149
8 .3
Financials : 15 .6%
2,952
1st Source Corp.
124,250
0.0
1,539
ACNB Corp.
48,648
0.0
2,815
AFC Gamma, Inc.
33,048
0.0
3,397
Alerus Financial Corp.
61,757
0.0
3,229
(1)
AlTi Global, Inc.
22,474
0.0
3,122  Amalgamated Financial
Corp.
53,761
0.0
2,947  A-Mark Precious
Metals, Inc.
86,436
0.0
7,752
(1)
Ambac Financial Group,
Inc.
93,489
0.0
4,745
Amerant Bancorp, Inc.
82,753
0.0
3,034
(1)
American Coastal
Insurance Corp.
22,330
0.0
11,941
(1)
American Equity
Investment Life Holding
Co.
640,515
0 .2
1,908  American National
Bankshares, Inc.
72,390
0.0
10,156
Ameris Bancorp
389,889
0 .1
3,178
AMERISAFE, Inc.
159,122
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
22,469  Apollo Commercial Real
Estate Finance, Inc.
$ 227,611
0 .1
27,668
Arbor Realty Trust, Inc.
420,000
0 .1
8,487
(2)
Ares Commercial Real
Estate Corp.
80,796
0.0
5,213  Argo Group
International Holdings
Ltd.
155,556
0 .1
33,086  ARMOUR Residential
REIT, Inc.
140,616
0.0
2,813
Arrow Financial Corp.
47,877
0.0
9,248  Artisan Partners Asset
Management, Inc. —
Class A
346,060
0 .1
3,752
(1)
AssetMark Financial
Holdings, Inc.
94,100
0.0
23,123
Associated Banc-Corp.
395,635
0 .1
11,621  Atlantic Union
Bankshares Corp.
334,452
0 .1
5,922
(1)
Avantax, Inc.
151,485
0 .1
23,106
(1)
AvidXchange Holdings,
Inc.
219,045
0 .1
8,758
(1)
Axos Financial, Inc.
331,578
0 .1
2,850
B Riley Financial, Inc.
116,822
0.0
8,993
Banc of California, Inc.
111,333
0.0
3,465
BancFirst Corp.
300,519
0 .1
4,834  Banco Latinoamericano
de Comercio Exterior
SA — Class E
102,481
0.0
8,267
(1)
Bancorp, Inc.
285,212
0 .1
1,606
Bank First Corp.
123,903
0.0
6,013
Bank of Hawaii Corp.
298,786
0 .1
2,807
Bank of Marin Bancorp
51,312
0.0
7,883  Bank of NT Butterfield &
Son Ltd.
213,472
0 .1
11,564
BankUnited, Inc.
262,503
0 .1
5,350
Banner Corp.
226,733
0 .1
2,636
Bar Harbor Bankshares
62,289
0.0
7,284  Berkshire Hills Bancorp,
Inc.
146,044
0.0
49,078  BGC Group, Inc. —
Class A
259,132
0 .1
25,792
(2)
Blackstone Mortgage
Trust, Inc. — Class A
560,976
0 .2
4,744
(1)
Blue Foundry Bancorp
39,707
0.0
7,687  Bread Financial
Holdings, Inc.
262,895
0 .1
4,003
(1)
Bridgewater
Bancshares, Inc.
37,948
0.0
5,448  Brightsphere Investment
Group, Inc.
105,637
0.0
20,176
BrightSpire Capital, Inc.
126,302
0.0
14,446
Brookline Bancorp, Inc.
131,603
0.0
9,411
(1)
BRP Group, Inc. —
Class A
218,618
0 .1
1,043  Burke & Herbert
Financial Services
Corp.
48,463
0.0
4,465  Business First
Bancshares, Inc.
83,763
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,728
Byline Bancorp, Inc.
$ 93,189
0.0
27,859
Cadence Bank
591,168
0 .2
1,287
Cambridge Bancorp
80,167
0.0
2,845
Camden National Corp.
80,286
0.0
11,118
(1)
Cannae Holdings, Inc.
207,240
0 .1
10,038
(1)
Cantaloupe, Inc.
62,738
0.0
2,755  Capital City Bank
Group, Inc.
82,182
0.0
21,634  Capitol Federal
Financial, Inc.
103,194
0.0
3,849  Capstar Financial
Holdings, Inc.
54,617
0.0
4,526
(1)
Carter Bankshares, Inc.
56,711
0.0
2,365  Cass Information
Systems, Inc.
88,096
0.0
10,757  Cathay General
Bancorp
373,913
0 .1
4,851  Central Pacific Financial
Corp.
80,915
0.0
2,916  Chicago Atlantic Real
Estate Finance, Inc.
42,924
0.0
35,677  Chimera Investment
Corp.
194,796
0 .1
2,833  Citizens & Northern
Corp.
49,719
0.0
725  Citizens Financial
Services, Inc.
34,742
0.0
2,441
City Holding Co.
220,544
0 .1
2,979
Civista Bancshares, Inc.
46,175
0.0
14,660  Claros Mortgage Trust,
Inc.
162,433
0 .1
3,955
CNB Financial Corp.
71,625
0.0
17,657  CNO Financial Group,
Inc.
419,001
0 .1
1,911
(1)
Coastal Financial Corp.
82,001
0.0
4,030
Cohen & Steers, Inc.
252,641
0 .1
5,293
(1)
Columbia Financial, Inc.
83,153
0.0
8,203  Community Bank
System, Inc.
346,249
0 .1
2,910  Community Trust
Bancorp, Inc.
99,697
0.0
10,085  Compass Diversified
Holdings
189,295
0 .1
6,433  ConnectOne Bancorp,
Inc.
114,700
0.0
8,468
(1)
CrossFirst Bankshares,
Inc.
85,442
0.0
4,433
(1)
Customers Bancorp,
Inc.
152,717
0 .1
20,483
CVB Financial Corp.
339,403
0 .1
498  Diamond Hill Investment
Group, Inc.
83,948
0.0
5,814  Dime Community
Bancshares, Inc.
116,047
0.0
3,885
(1)
Donnelley Financial
Solutions, Inc.
218,648
0 .1
8,447
Dynex Capital, Inc.
100,857
0.0
4,950
Eagle Bancorp, Inc.
106,178
0.0
24,058  Eastern Bankshares,
Inc.
301,687
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,187
(1)
eHealth, Inc.
$ 30,984
0.0
10,307
(2)
Ellington Financial, Inc.
128,528
0.0
4,519  Employers Holdings,
Inc.
180,534
0 .1
5,093
Enact Holdings, Inc.
138,682
0.0
3,724
(1)
Encore Capital Group,
Inc.
177,858
0 .1
4,783
(1)
Enova International, Inc.
243,311
0 .1
1,850
(1)
Enstar Group Ltd.
447,700
0 .1
1,962
Enterprise Bancorp, Inc.
53,720
0.0
5,861  Enterprise Financial
Services Corp.
219,788
0 .1
2,777  Equity Bancshares, Inc.
— Class A
66,842
0.0
1,225  Esquire Financial
Holdings, Inc.
55,970
0.0
16,193
Essent Group Ltd.
765,767
0 .2
3,032  F&G Annuities & Life,
Inc.
85,078
0.0
2,391  Farmers & Merchants
Bancorp, Inc./Archbold
OH
41,914
0.0
6,968  Farmers National Banc
Corp.
80,550
0.0
5,780
FB Financial Corp.
163,921
0 .1
1,485  Federal Agricultural
Mortgage Corp. —
Class C
229,136
0 .1
915  Fidelity D&D Bancorp,
Inc.
41,541
0.0
2,867  Financial Institutions,
Inc.
48,252
0.0
2,285
First Bancorp, Inc.
53,698
0.0
27,554  First BanCorp/Puerto
Rico
370,877
0 .1
6,408  First Bancorp/Southern
Pines NC
180,321
0 .1
5,217
First Bancshares, Inc.
140,702
0.0
3,500
First Bank/Hamilton NJ
37,730
0.0
8,817
First Busey Corp.
169,463
0 .1
16,398  First Commonwealth
Financial Corp.
200,220
0 .1
3,478  First Community
Bankshares, Inc.
102,427
0.0
14,914
First Financial Bancorp
292,314
0 .1
20,068  First Financial
Bankshares, Inc.
504,108
0 .2
2,537
First Financial Corp.
85,776
0.0
8,310
First Foundation, Inc.
50,525
0.0
13,024  First Interstate
BancSystem, Inc. —
Class A
324,819
0 .1
9,399
First Merchants Corp.
261,480
0 .1
3,670  First Mid Bancshares,
Inc.
97,475
0.0
4,217  First of Long Island
Corp.
48,538
0.0
5,838
FirstCash Holdings, Inc.
586,018
0 .2
2,314
Five Star Bancorp
46,419
0.0
5,095
Flushing Financial Corp.
66,897
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
14,701
(1)
Flywire Corp.
$ 468,815
0 .1
16,912
(1)
Forge Global Holdings,
Inc.
34,331
0.0
13,543  Franklin BSP Realty
Trust, Inc.
179,309
0 .1
24,888
Fulton Financial Corp.
301,394
0 .1
7,113  GCM Grosvenor, Inc. —
Class A
55,197
0.0
74,313
(1)
Genworth Financial, Inc.
— Class A
435,474
0 .1
5,082  German American
Bancorp, Inc.
137,671
0.0
17,099
Glacier Bancorp, Inc.
487,322
0 .1
3,341
(1)
Goosehead Insurance,
Inc. — Class A
249,005
0 .1
9,966  Granite Point Mortgage
Trust, Inc.
48,634
0.0
1,864  Great Southern
Bancorp, Inc.
89,323
0.0
7,623
(1)
Green Dot Corp. —
Class A
106,188
0.0
1,267  Greene County
Bancorp, Inc.
30,471
0.0
3,976
(1)
Greenlight Capital Re
Ltd. — Class A
42,702
0.0
5,545  Hamilton Lane, Inc. —
Class A
501,490
0 .1
13,258
Hancock Whitney Corp.
490,413
0 .1
5,768
Hanmi Financial Corp.
93,615
0.0
15,908
(2)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
337,250
0 .1
7,970  HarborOne Bancorp,
Inc.
75,874
0.0
1,030
HCI Group, Inc.
55,919
0.0
6,796  Heartland Financial
USA, Inc.
200,006
0 .1
10,307  Heritage Commerce
Corp.
87,300
0.0
6,246
Heritage Financial Corp.
101,872
0.0
7,374
Hilltop Holdings, Inc.
209,127
0 .1
254
(2)
Hingham Institution For
Savings The
47,435
0.0
1,838
(1)
Hippo Holdings, Inc.
14,649
0.0
1,689
Home Bancorp, Inc.
53,828
0.0
29,239
Home BancShares, Inc.
612,265
0 .2
2,731
HomeStreet, Inc.
21,274
0.0
2,997  HomeTrust Bancshares,
Inc.
64,945
0.0
18,468
Hope Bancorp, Inc.
163,442
0 .1
6,595  Horace Mann Educators
Corp.
193,761
0 .1
7,623
Horizon Bancorp, Inc.
81,414
0.0
6,944  Independent Bank
Corp.
340,881
0 .1
3,850  Independent Bank
Corp.
70,609
0.0
5,621  Independent Bank
Group, Inc.
222,311
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,426  International
Bancshares Corp.
$ 365,183
0 .1
5,425
(1)
International Money
Express, Inc.
91,845
0.0
6,780
(2)
Invesco Mortgage
Capital, Inc.
67,868
0.0
12,609  Jackson Financial, Inc.
— Class A
481,916
0 .1
6,313  James River Group
Holdings Ltd.
96,905
0.0
2,198  John Marshall Bancorp,
Inc.
39,234
0.0
10,487
Kearny Financial Corp.
72,675
0.0
9,313  KKR Real Estate
Finance Trust, Inc.
110,545
0.0
18,514
Ladder Capital Corp.
189,954
0 .1
10,784
Lakeland Bancorp, Inc.
136,094
0.0
3,961  Lakeland Financial
Corp.
187,989
0 .1
7,929
(1)(2)
Lemonade, Inc.
92,135
0.0
16,896
(1)
LendingClub Corp.
103,066
0.0
1,636
(1)
LendingTree, Inc.
25,358
0.0
5,307  Live Oak Bancshares,
Inc.
153,638
0 .1
16,239
(1)
Maiden Holdings Ltd.
28,581
0.0
75,290
(1)
Marqeta, Inc. — Class A
450,234
0 .1
8,089
(1)
MBIA, Inc.
58,322
0.0
3,159
Mercantile Bank Corp.
97,645
0.0
2,856
Merchants Bancorp
79,168
0.0
4,343
Mercury General Corp.
121,734
0.0
3,603  Metrocity Bankshares,
Inc.
70,907
0.0
1,639
(1)
Metropolitan Bank
Holding Corp.
59,463
0.0
15,774
MFA Financial, Inc.
151,588
0 .1
2,732
Mid Penn Bancorp, Inc.
54,995
0.0
1,564
Middlefield Banc Corp.
39,741
0.0
4,170  Midland States
Bancorp, Inc.
85,652
0.0
2,634  MidWestOne Financial
Group, Inc.
53,549
0.0
10,138
Moelis & Co. — Class A
457,528
0 .1
10,124
(1)
Mr Cooper Group, Inc.
542,241
0 .2
2,059
MVB Financial Corp.
46,492
0.0
5,917  National Bank Holdings
Corp. — Class A
176,090
0 .1
366  National Western Life
Group, Inc. — Class A
160,121
0 .1
14,326
Navient Corp.
246,694
0 .1
7,213
NBT Bancorp, Inc.
228,580
0 .1
2,428
Nelnet, Inc. — Class A
216,869
0 .1
5,648
(1)
NerdWallet, Inc. —
Class A
50,211
0.0
14,568  New York Mortgage
Trust, Inc.
123,682
0.0
3,878
NewtekOne, Inc.
57,201
0.0
2,130
Nicolet Bankshares, Inc.
148,631
0 .1
12,887
(1)
NMI Holdings, Inc. —
Class A
349,109
0 .1
1,283
Northeast Bank
56,580
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,279
Northfield Bancorp, Inc.
$ 78,237
0.0
20,316  Northwest Bancshares,
Inc.
207,833
0 .1
1,442  Norwood Financial
Corp.
37,146
0.0
9,671  OceanFirst Financial
Corp.
139,939
0.0
1,123
(1)
Ocwen Financial Corp.
29,063
0.0
7,644
OFG Bancorp
228,250
0 .1
44,988
Old National Bancorp
654,126
0 .2
7,718  Old Second Bancorp,
Inc.
105,042
0.0
15,325
(1)
Open Lending Corp.
112,179
0.0
979  Orange County
Bancorp, Inc.
42,263
0.0
6,875  Orchid Island Capital,
Inc.
58,506
0.0
4,974
Origin Bancorp, Inc.
143,599
0.0
24,148
(1)
Oscar Health, Inc. —
Class A
134,504
0.0
7,283
P10, Inc. — Class A
84,847
0.0
14,551  Pacific Premier
Bancorp, Inc.
316,630
0 .1
18,351
PacWest Bancorp
145,156
0.0
30,694
(1)
Pagseguro Digital Ltd.
— Class A
264,275
0 .1
3,853
(1)
Palomar Holdings, Inc.
195,540
0 .1
2,294
Park National Corp.
216,829
0 .1
4,275
Pathward Financial, Inc.
197,035
0 .1
8,650  Patria Investments Ltd.
— Class A
126,117
0.0
41,047
(1)
Payoneer Global, Inc.
251,208
0 .1
5,278
(1)
Paysafe Ltd.
63,283
0.0
3,428  Peapack-Gladstone
Financial Corp.
87,928
0.0
3,976  PennyMac Financial
Services, Inc.
264,802
0 .1
14,289  PennyMac Mortgage
Investment Trust
177,184
0 .1
5,792
Peoples Bancorp, Inc.
147,001
0.0
1,305  Peoples Financial
Services Corp.
52,331
0.0
7,000  Perella Weinberg
Partners
71,260
0.0
2,666
Piper Sandler Cos.
387,396
0 .1
3,676  PJT Partners, Inc. —
Class A
292,021
0 .1
1,075
Plumas Bancorp
36,701
0.0
6,287
(1)
PRA Group, Inc.
120,773
0.0
2,273  Preferred Bank/Los
Angeles CA
141,494
0.0
6,254
Premier Financial Corp.
106,693
0.0
8,735
ProAssurance Corp.
165,004
0 .1
7,268
(1)
PROG Holdings, Inc.
241,370
0 .1
12,045  Provident Financial
Services, Inc.
184,168
0 .1
2,785
QCR Holdings, Inc.
135,128
0.0
24,095
Radian Group, Inc.
605,025
0 .2
24,506
Ready Capital Corp.
247,756
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
901  Red River Bancshares,
Inc.
$ 41,410
0.0
18,457
Redwood Trust, Inc.
131,598
0.0
1,414  Regional Management
Corp.
39,140
0.0
20,152
(1)
Remitly Global, Inc.
508,233
0 .2
8,797
Renasant Corp.
230,393
0 .1
1,597  Republic Bancorp, Inc.
— Class A
70,348
0.0
6,467
S&T Bancorp, Inc.
175,126
0 .1
2,355  Safety Insurance
Group, Inc.
160,587
0 .1
7,181  Sandy Spring Bancorp,
Inc.
153,889
0 .1
3,349  Sculptor Capital
Management, Inc.
38,848
0.0
13,017  Seacoast Banking Corp.
of Florida
285,853
0 .1
9,275  Selective Insurance
Group, Inc.
956,902
0 .3
21,291
(1)
Selectquote, Inc.
24,910
0.0
7,873  ServisFirst Bancshares,
Inc.
410,734
0 .1
19,647  Simmons First National
Corp. — Class A
333,213
0 .1
14,849
(1)
SiriusPoint Ltd.
151,014
0 .1
3,716
(1)
Skyward Specialty
Insurance Group, Inc.
101,670
0.0
3,210
SmartFinancial, Inc.
68,598
0.0
1,512
(1)
Southern First
Bancshares, Inc.
40,733
0.0
1,544  Southern Missouri
Bancorp, Inc.
59,737
0.0
5,042  Southside Bancshares,
Inc.
144,705
0.0
11,628
SouthState Corp.
783,262
0 .2
7,974
Stellar Bancorp, Inc.
170,006
0 .1
8,407  StepStone Group, Inc.
— Class A
265,493
0 .1
4,279  Stewart Information
Services Corp.
187,420
0 .1
4,489  Stock Yards Bancorp,
Inc.
176,373
0 .1
44,939
(1)
StoneCo Ltd. — Class A
479,499
0 .1
2,802
(1)
StoneX Group, Inc.
271,570
0 .1
7,359
(1)
Texas Capital
Bancshares, Inc.
433,445
0 .1
2,441
(1)
Third Coast
Bancshares, Inc.
41,741
0.0
4,376
Tiptree, Inc.
73,342
0.0
2,482  Tompkins Financial
Corp.
121,593
0.0
11,296  Towne Bank/Portsmouth
VA
259,017
0 .1
11,598  TPG RE Finance Trust,
Inc.
78,055
0.0
5,145
TriCo Bancshares
164,794
0 .1
3,502
(1)
Triumph Financial, Inc.
226,895
0 .1
6,143
(1)
Trupanion, Inc.
173,233
0 .1
3,680
TrustCo Bank Corp. NY
100,427
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
9,787
Trustmark Corp.
$ 212,672
0 .1
14,911  Two Harbors Investment
Corp.
197,422
0 .1
6,794
UMB Financial Corp.
421,568
0 .1
19,978
United Bankshares, Inc.
551,193
0 .2
17,739  United Community
Banks, Inc.
450,748
0 .1
3,672
United Fire Group, Inc.
72,522
0.0
4,094  Universal Insurance
Holdings, Inc.
57,398
0.0
5,449
Univest Financial Corp.
94,704
0.0
11,100
(1)(2)
Upstart Holdings, Inc.
316,794
0 .1
65,758
Valley National Bancorp
562,888
0 .2
8,348
Veritex Holdings, Inc.
149,847
0 .1
4,187  Victory Capital
Holdings, Inc. — Class
A
139,595
0.0
1,066  Virtus Investment
Partners, Inc.
215,321
0 .1
4,851
Walker & Dunlop, Inc.
360,138
0 .1
10,193  Washington Federal,
Inc.
261,145
0 .1
3,143  Washington Trust
Bancorp, Inc.
82,755
0.0
3,513  Waterstone Financial,
Inc.
38,467
0.0
9,152
WesBanco, Inc.
223,492
0 .1
3,095
West BanCorp, Inc.
50,479
0.0
4,217
Westamerica BanCorp
182,385
0 .1
21,868
WisdomTree, Inc.
153,076
0 .1
639
(1)
World Acceptance Corp.
81,191
0.0
9,538
WSFS Financial Corp.
348,137
0 .1
55,485,961
15 .6
Health Care : 14 .5%
44,584
(1)
23andMe Holding Co.
— Class A
43,590
0.0
7,609
(1)
2seventy bio, Inc.
29,827
0.0
6,242
(1)
4D Molecular
Therapeutics, Inc.
79,461
0.0
9,678
(1)
89bio, Inc.
149,428
0 .1
18,661
(1)
ACADIA
Pharmaceuticals, Inc.
388,895
0 .1
10,518
(1)
Accolade, Inc.
111,280
0.0
16,273
(1)
Accuray, Inc.
44,263
0.0
5,364
(1)
ACELYRIN, Inc.
54,552
0.0
11,286
(1)
Aclaris Therapeutics,
Inc.
77,309
0.0
1,330
(1)
Acrivon Therapeutics,
Inc.
12,715
0.0
4,159
(1)
Actinium
Pharmaceuticals, Inc.
24,621
0.0
14,917
(1)
AdaptHealth Corp.
135,745
0 .1
17,950
(1)
Adaptive
Biotechnologies Corp.
97,828
0.0
2,477
(1)
Addus HomeCare Corp.
211,016
0 .1
33,372
(1)
ADMA Biologics, Inc.
119,472
0.0
1,607
(1)
Aerovate Therapeutics,
Inc.
21,807
0.0
55,749
(1)
Agenus, Inc.
62,996
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,573
(1)
Agiliti, Inc.
$ 29,679
0.0
8,614
(1)
Agios Pharmaceuticals,
Inc.
213,197
0 .1
7,890
(1)
Akero Therapeutics, Inc.
399,076
0 .1
7,817
(1)
Aldeyra Therapeutics,
Inc.
52,218
0.0
10,179
(1)
Alector, Inc.
65,960
0.0
13,279
(1)
Alignment Healthcare,
Inc.
92,156
0.0
25,528
(1)
Alkermes PLC
715,039
0 .2
10,304
(1)
Allakos, Inc.
23,390
0.0
13,417
(1)
Allogene Therapeutics,
Inc.
42,532
0.0
8,102
(1)
Allovir, Inc.
17,419
0.0
16,936
(1)
Allscripts Healthcare
Solutions, Inc.
222,539
0 .1
12,355
(1)
Alphatec Holdings, Inc.
160,244
0 .1
5,352
(1)
Alpine Immune
Sciences, Inc.
61,280
0.0
7,461
(1)
Altimmune, Inc.
19,399
0.0
3,618
(1)
ALX Oncology Holdings,
Inc.
17,366
0.0
40,946
(1)
American Well Corp. —
Class A
47,907
0.0
43,161
(1)
Amicus Therapeutics,
Inc.
524,838
0 .2
6,139
(1)
AMN Healthcare
Services, Inc.
522,920
0 .2
19,553
(1)
Amneal
Pharmaceuticals, Inc.
82,514
0.0
5,914
(1)
Amphastar
Pharmaceuticals, Inc.
271,985
0 .1
7,933
(1)
Amylyx
Pharmaceuticals, Inc.
145,253
0 .1
3,020
(1)
AnaptysBio, Inc.
54,239
0.0
10,901
(1)
Anavex Life Sciences
Corp.
71,402
0.0
6,489
(1)
AngioDynamics, Inc.
47,435
0.0
2,245
(1)
ANI Pharmaceuticals,
Inc.
130,345
0 .1
2,300
(1)
Anika Therapeutics, Inc.
42,849
0.0
7,120
(1)
Annexon, Inc.
16,803
0.0
3,085
(1)(2)
Apogee Therapeutics,
Inc.
65,711
0.0
6,708
(1)
Apollo Medical
Holdings, Inc.
206,942
0 .1
22,833
(1)
Arbutus Biopharma
Corp.
46,351
0.0
5,906
(1)
Arcellx, Inc.
211,907
0 .1
3,599
(1)
Arcturus Therapeutics
Holdings, Inc.
91,954
0.0
8,200
(1)
Arcus Biosciences, Inc.
147,190
0 .1
8,491
(1)
Arcutis Biotherapeutics,
Inc.
45,087
0.0
33,453
(1)
Ardelyx, Inc.
136,488
0 .1
15,624
(1)
Arrowhead
Pharmaceuticals, Inc.
419,817
0 .1
3,698
(1)
ARS Pharmaceuticals,
Inc.
13,978
0.0
6,528
(1)
Artivion, Inc.
98,964
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,658
(1)
Arvinas, Inc.
$ 150,403
0 .1
13,418
(1)
Assertio Holdings, Inc.
34,350
0.0
3,970
(1)
Astria Therapeutics, Inc.
29,616
0.0
16,393
(1)
Atara Biotherapeutics,
Inc.
24,262
0.0
13,635
(1)
Atea Pharmaceuticals,
Inc.
40,905
0.0
7,202
(1)
AtriCure, Inc.
315,448
0 .1
228
Atrion Corp.
94,203
0.0
4,774
(1)
Aura Biosciences, Inc.
42,823
0.0
21,155
(1)
Aurinia
Pharmaceuticals, Inc.
164,374
0 .1
7,460
(1)
Avanos Medical, Inc.
150,841
0 .1
9,854
(1)
Avid Bioservices, Inc.
93,022
0.0
11,394
(1)
Avidity Biosciences, Inc.
72,694
0.0
4,143
(1)
Avita Medical, Inc.
60,529
0.0
6,346
(1)
Axogen, Inc.
31,730
0.0
7,554
(1)
Axonics, Inc.
423,930
0 .1
5,437
(1)
Axsome Therapeutics,
Inc.
379,992
0 .1
10,584
(1)(2)
Beam Therapeutics, Inc.
254,545
0 .1
6,787
(1)
BioAtla, Inc.
11,538
0.0
29,427
(1)
BioCryst
Pharmaceuticals, Inc.
208,343
0 .1
9,112
(1)
Biohaven Ltd.
237,003
0 .1
5,549
(1)
BioLife Solutions, Inc.
76,632
0.0
3,299
(1)(2)
Biomea Fusion, Inc.
45,394
0.0
16,441
(1)
Bluebird Bio, Inc.
49,981
0.0
9,358
(1)
Blueprint Medicines
Corp.
469,959
0 .1
17,685
(1)
Bridgebio Pharma, Inc.
466,353
0 .1
29,202
(1)
Brookdale Senior
Living, Inc.
120,896
0.0
21,791
(1)
Butterfly Network, Inc.
25,713
0.0
5,459
(1)
Cabaletta Bio, Inc.
83,086
0.0
7,450
(1)
Cara Therapeutics, Inc.
12,516
0.0
7,995
(1)
CareDx, Inc.
55,965
0.0
11,611
(1)
CareMax, Inc.
24,615
0.0
11,399
(1)
Caribou Biosciences,
Inc.
54,487
0.0
4,108  Carisma Therapeutics,
Inc.
17,377
0.0
6,260
(1)(2)
Cassava Sciences, Inc.
104,166
0.0
3,897
(1)
Castle Biosciences, Inc.
65,820
0.0
15,481
(1)
Catalyst
Pharmaceuticals, Inc.
180,973
0 .1
2,823
(1)
Celcuity, Inc.
25,802
0.0
7,215
(1)
Celldex Therapeutics,
Inc.
198,557
0 .1
9,598
(1)(2)
Cerevel Therapeutics
Holdings, Inc.
209,524
0 .1
29,586
(1)
Cerus Corp.
47,929
0.0
19,657
(1)
Citius Pharmaceuticals,
Inc.
13,453
0.0
9,870
(1)
Codexis, Inc.
18,654
0.0
12,600
(1)
Cogent Biosciences,
Inc.
122,850
0.0
15,188
(1)
Coherus Biosciences,
Inc.
56,803
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,613
(1)
Collegium
Pharmaceutical, Inc.
$ 125,451
0 .1
19,253
(1)
Community Health
Systems, Inc.
55,834
0.0
16,347
(1)
Compass Therapeutics,
Inc.
32,204
0.0
2,256
(1)
Computer Programs
and Systems, Inc.
35,961
0.0
4,687
CONMED Corp.
472,684
0 .1
12,425
(1)
Corcept Therapeutics,
Inc.
338,519
0 .1
8,269
(1)(2)
CorMedix, Inc.
30,595
0.0
1,378
(1)
CorVel Corp.
270,984
0 .1
9,971
(1)
Crinetics
Pharmaceuticals, Inc.
296,538
0 .1
5,347
(1)
Cross Country
Healthcare, Inc.
132,552
0 .1
6,312
(1)
CryoPort, Inc.
86,538
0.0
5,513
(1)
Cue Biopharma, Inc.
12,680
0.0
4,035
(1)
Cullinan Oncology, Inc.
36,517
0.0
2,892
(1)
Cutera, Inc.
17,410
0.0
1,744
(1)
CVRx, Inc.
26,456
0.0
15,360
(1)
Cymabay Therapeutics,
Inc.
229,018
0 .1
19,029
(1)
Cytek Biosciences, Inc.
105,040
0.0
14,350
(1)
Cytokinetics, Inc.
422,751
0 .1
9,802
(1)
Day One
Biopharmaceuticals,
Inc.
120,271
0.0
8,335
(1)
Deciphera
Pharmaceuticals, Inc.
106,021
0.0
7,207
(1)
Definitive Healthcare
Corp.
57,584
0.0
18,162
(1)
Denali Therapeutics,
Inc.
374,682
0 .1
5,631
(1)
Design Therapeutics,
Inc.
13,289
0.0
1,421
(1)
Disc Medicine, Inc.
66,759
0.0
12,355
(1)
DocGo, Inc.
65,852
0.0
19,965
(1)
Dynavax Technologies
Corp.
294,883
0 .1
6,962
(1)
Dyne Therapeutics, Inc.
62,380
0.0
1,695
(1)
Eagle Pharmaceuticals,
Inc.
26,730
0.0
7,390
(1)
Edgewise Therapeutics,
Inc.
42,345
0.0
13,074
(1)
Editas Medicine, Inc.
101,977
0.0
9,068
Embecta Corp.
136,473
0 .1
7,610
(1)
Emergent BioSolutions,
Inc.
25,874
0.0
3,120
(1)
Enanta
Pharmaceuticals, Inc.
34,850
0.0
8,123
(1)
Enhabit, Inc.
91,384
0.0
3,878
(1)(2)
Enliven Therapeutics,
Inc.
52,973
0.0
8,425
Ensign Group, Inc.
782,935
0 .2
3,288
(1)
Entrada Therapeutics,
Inc.
51,950
0.0
50,485
(1)
EQRx, Inc.
112,077
0.0
12,469
(1)
Erasca, Inc.
24,564
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
16,893
(1)
Evolent Health, Inc. —
Class A
$ 459,996
0 .1
6,904
(1)
Evolus, Inc.
63,103
0.0
4,136
(1)(2)
EyePoint
Pharmaceuticals, Inc.
33,047
0.0
12,849
(1)
Fate Therapeutics, Inc.
27,240
0.0
3,194
(1)
Fennec
Pharmaceuticals, Inc.
23,987
0.0
13,733
(1)
FibroGen, Inc.
11,850
0.0
3,619
(1)
Foghorn Therapeutics,
Inc.
18,095
0.0
3,341
(1)
Fulgent Genetics, Inc.
89,338
0.0
2,956
(1)(2)
Genelux Corp.
72,392
0.0
7,211
(1)
Generation Bio Co.
27,330
0.0
77,710
(1)
Geron Corp.
164,745
0 .1
7,212
(1)
Glaukos Corp.
542,703
0 .2
13,516
(1)
Gritstone bio, Inc.
23,248
0.0
17,390
(1)
Guardant Health, Inc.
515,440
0 .2
7,737
(1)
Haemonetics Corp.
693,080
0 .2
20,043
(1)
Halozyme Therapeutics,
Inc.
765,643
0 .2
5,152
(1)
Harmony Biosciences
Holdings, Inc.
168,831
0 .1
4,736
(1)
Harrow, Inc.
68,056
0.0
7,215
(1)
Harvard Bioscience,
Inc.
31,024
0.0
8,883
(1)
Health Catalyst, Inc.
89,896
0.0
13,000
(1)
HealthEquity, Inc.
949,650
0 .3
4,287
HealthStream, Inc.
92,513
0.0
15,919
(1)
Heron Therapeutics,
Inc.
16,397
0.0
3,570
(1)
HilleVax, Inc.
48,016
0.0
19,371
(1)
Hims & Hers Health,
Inc.
121,844
0.0
10,562
(1)
Humacyte, Inc.
30,947
0.0
4,708
(1)
Icosavax, Inc.
36,487
0.0
8,473
(1)
Ideaya Biosciences, Inc.
228,602
0 .1
1,997
(1)
IGM Biosciences, Inc.
16,675
0.0
4,245
(1)
Ikena Oncology, Inc.
18,381
0.0
3,577
(1)
Immuneering Corp. —
Class A
27,471
0.0
18,987
(1)(2)
ImmunityBio, Inc.
32,088
0.0
37,048
(1)
ImmunoGen, Inc.
587,952
0 .2
8,414
(1)
Immunovant, Inc.
323,013
0 .1
8,233
(1)
Inari Medical, Inc.
538,438
0 .2
3,078
(1)
InfuSystem Holdings,
Inc.
29,672
0.0
5,424
(1)
Inhibrx, Inc.
99,530
0.0
11,893
(1)
Inmode Ltd.
362,261
0 .1
3,302
(1)
Innovage Holding Corp.
19,779
0.0
9,584
(1)
Innoviva, Inc.
124,496
0 .1
3,591
(1)
Inogen, Inc.
18,745
0.0
5,207
(1)
Inozyme Pharma, Inc.
21,869
0.0
20,337
(1)
Insmed, Inc.
513,509
0 .2
5,123
(1)
Integer Holdings Corp.
401,797
0 .1
13,516
(1)
Intellia Therapeutics,
Inc.
427,376
0 .1
6,596
(1)
Intercept
Pharmaceuticals, Inc.
122,290
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
14,452
(1)
Intra-Cellular Therapies,
Inc.
$ 752,805
0 .2
40,654
(1)
Invitae Corp.
24,604
0.0
35,598
(1)
Iovance
Biotherapeutics, Inc.
161,971
0 .1
1,206
iRadimed Corp.
53,510
0.0
4,720
(1)
iRhythm Technologies,
Inc.
444,907
0 .1
21,433
(1)
Ironwood
Pharmaceuticals, Inc.
206,400
0 .1
4,130
(1)
iTeos Therapeutics, Inc.
45,224
0.0
2,628
(1)
Janux Therapeutics,
Inc.
26,490
0.0
2,380
(1)
Joint Corp.
21,396
0.0
4,065
(1)
KalVista
Pharmaceuticals, Inc.
39,146
0.0
17,286
(1)
Karyopharm
Therapeutics, Inc.
23,163
0.0
3,559
(1)
Keros Therapeutics, Inc.
113,461
0.0
5,068
(1)
Kiniksa
Pharmaceuticals Ltd. —
Class A
88,031
0.0
3,335
(1)
Krystal Biotech, Inc.
386,860
0 .1
11,217
(1)
Kura Oncology, Inc.
102,299
0.0
5,983
(1)
Kymera Therapeutics,
Inc.
83,164
0.0
10,501
(1)
Lantheus Holdings, Inc.
729,609
0 .2
4,324
(1)
Larimar Therapeutics,
Inc.
17,080
0.0
3,170
LeMaitre Vascular, Inc.
172,702
0 .1
13,901
(1)
Lexicon
Pharmaceuticals, Inc.
15,152
0.0
16,838
(1)(2)
LifeStance Health
Group, Inc.
115,677
0.0
2,631
(1)
Ligand
Pharmaceuticals, Inc.
157,650
0 .1
21,329
(1)
Lineage Cell
Therapeutics, Inc.
25,168
0.0
8,098
(1)
Liquidia Corp.
51,341
0.0
8,368
(1)
LivaNova PLC
442,500
0 .1
2,467
(1)
Longboard
Pharmaceuticals, Inc.
13,717
0.0
29,564
(1)
Lyell Immunopharma,
Inc.
43,459
0.0
9,958
(1)
MacroGenics, Inc.
46,404
0.0
2,104
(1)
Madrigal
Pharmaceuticals, Inc.
307,268
0 .1
40,221
(1)
MannKind Corp.
166,113
0 .1
8,219
(1)
Marinus
Pharmaceuticals, Inc.
66,163
0.0
13,562
(1)
MaxCyte, Inc.
42,313
0.0
5,223
(1)
MeiraGTx Holdings PLC
25,645
0.0
8,753
(1)
Merit Medical Systems,
Inc.
604,132
0 .2
15,147
(1)
Mersana Therapeutics,
Inc.
19,237
0.0
849
Mesa Laboratories, Inc.
89,204
0.0
18,138
(1)
MiMedx Group, Inc.
132,226
0 .1
2,190
(1)
Mineralys Therapeutics,
Inc.
20,827
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,954
(1)
Mirum Pharmaceuticals,
Inc.
$ 124,946
0 .1
1,978
(1)
ModivCare, Inc.
62,327
0.0
4,824
(1)
Monte Rosa
Therapeutics, Inc.
23,107
0.0
5,363
(1)
Morphic Holding, Inc.
122,866
0.0
61,042
(1)
Multiplan Corp.
102,551
0.0
12,520
(1)
Myriad Genetics, Inc.
200,821
0 .1
6,928
(1)
NanoString
Technologies, Inc.
11,916
0.0
7,657
(1)(2)
Nano-X Imaging Ltd.
50,230
0.0
2,100  National HealthCare
Corp.
134,358
0 .1
2,408  National Research
Corp.
106,843
0.0
8,330
(1)
Nautilus Biotechnology,
Inc.
26,323
0.0
33,617
(1)
Neogen Corp.
623,259
0 .2
19,766
(1)
NeoGenomics, Inc.
243,122
0 .1
5,584
(1)
Nevro Corp.
107,324
0.0
8,642
(1)
NextGen Healthcare,
Inc.
205,075
0 .1
13,591
(1)(2)
Novavax, Inc.
98,399
0.0
7,844
(1)
Nurix Therapeutics, Inc.
61,654
0.0
3,748
(1)
Nuvalent, Inc. — Class
A
172,296
0 .1
24,344
(1)
Nuvation Bio, Inc.
32,621
0.0
12,945
(1)
Ocular Therapeutix, Inc.
40,647
0.0
4,129
(1)
Olema
Pharmaceuticals, Inc.
50,993
0.0
3,781
(1)
Omega Therapeutics,
Inc.
8,129
0.0
9,276
(1)
Omeros Corp.
27,086
0.0
15,077
(1)
OmniAb, Inc.
78,250
0.0
6,911
(1)
Omnicell, Inc.
311,271
0 .1
63,349
(1)
OPKO Health, Inc.
101,358
0.0
2,535
(1)
OptimizeRx Corp.
19,722
0.0
13,637
(1)
Optinose, Inc.
16,774
0.0
26,214
(1)
Option Care Health, Inc.
848,023
0 .3
11,682
(1)
OraSure Technologies,
Inc.
69,274
0.0
3,132
(1)
Orchestra BioMed
Holdings, Inc.
27,311
0.0
11,240
(1)
Organogenesis
Holdings, Inc.
35,743
0.0
6,062
(1)
ORIC Pharmaceuticals,
Inc.
36,675
0.0
5,754
(1)
Orthofix Medical, Inc.
73,996
0.0
2,588
(1)
OrthoPediatrics Corp.
82,816
0.0
7,912
(1)
Outset Medical, Inc.
86,083
0.0
9,798
(1)
Ovid therapeutics, Inc.
37,624
0.0
11,556
(1)
Owens & Minor, Inc.
186,745
0 .1
38,767
(1)(2)
Pacific Biosciences of
California, Inc.
323,704
0 .1
7,054
(1)
Pacira BioSciences, Inc.
216,417
0 .1
6,967
(1)
Paragon 28, Inc.
87,436
0.0
13,368
Patterson Cos., Inc.
396,228
0 .1
4,277
(1)(2)
PDS Biotechnology
Corp.
21,599
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,292
(1)
Pediatrix Medical
Group, Inc.
$ 168,941
0 .1
4,913
(1)
Pennant Group, Inc.
54,682
0.0
4,387
(1)
PetIQ, Inc.
86,424
0.0
5,114
(1)(2)
Phathom
Pharmaceuticals, Inc.
53,032
0.0
3,492  Phibro Animal Health
Corp. — Class A
44,593
0.0
7,956
(1)
Phreesia, Inc.
148,618
0 .1
8,886
(1)
Pliant Therapeutics, Inc.
154,083
0 .1
6,453
(1)
PMV Pharmaceuticals,
Inc.
39,621
0.0
14,451
(1)
Point Biopharma
Global, Inc.
96,388
0.0
10,618
(1)
Poseida Therapeutics,
Inc.
25,271
0.0
22,566
(1)
Precigen, Inc.
32,044
0.0
7,712
(1)
Prestige Consumer
Healthcare, Inc.
441,049
0 .1
6,422
(1)(2)
Prime Medicine, Inc.
61,266
0.0
17,064
(1)
Privia Health Group,
Inc.
392,472
0 .1
5,632
(1)
PROCEPT BioRobotics
Corp.
184,786
0 .1
12,121
(1)
Progyny, Inc.
412,356
0 .1
7,185
(1)
ProKidney Corp.
32,907
0.0
8,900
(1)
Protagonist
Therapeutics, Inc.
148,452
0 .1
11,051
(1)
Protalix
BioTherapeutics, Inc.
18,345
0.0
6,397
(1)
Prothena Corp. PLC
308,655
0 .1
10,961
(1)
PTC Therapeutics, Inc.
245,636
0 .1
6,037
(1)
Pulmonx Corp.
62,362
0.0
5,482
(1)
Quanterix Corp.
148,781
0 .1
15,586
(1)
Quantum-Si, Inc.
25,873
0.0
6,748
(1)
Quipt Home Medical
Corp.
34,347
0.0
9,168
(1)
RadNet, Inc.
258,446
0 .1
4,748
(1)
Rallybio Corp.
16,001
0.0
4,574
(1)
RAPT Therapeutics,
Inc.
76,020
0.0
21,198
(1)
Recursion
Pharmaceuticals, Inc.
— Class A
162,165
0 .1
6,455
(1)
REGENXBIO, Inc.
106,249
0.0
14,137
(1)
Relay Therapeutics, Inc.
118,892
0.0
2,459
(1)
Reneo
Pharmaceuticals, Inc.
18,725
0.0
6,573
(1)
Replimune Group, Inc.
112,464
0.0
13,014
(1)
Revance Therapeutics,
Inc.
149,271
0 .1
15,614
(1)
REVOLUTION
Medicines, Inc.
432,196
0 .1
8,005
(1)
Rhythm
Pharmaceuticals, Inc.
183,515
0 .1
27,406
(1)
Rigel Pharmaceuticals,
Inc.
29,598
0.0
8,738
(1)
Rocket
Pharmaceuticals, Inc.
179,042
0 .1
4,313
(1)
RxSight, Inc.
120,290
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,212
(1)
Sage Therapeutics, Inc.
$ 169,003
0 .1
14,159
(1)
Sana Biotechnology,
Inc.
54,795
0.0
659
(1)
Sanara Medtech, Inc.
20,515
0.0
21,114
(1)
Sangamo Therapeutics,
Inc.
12,664
0.0
14,937
(1)(2)
Savara, Inc.
56,462
0.0
6,795
(1)(2)
Scholar Rock Holding
Corp.
48,245
0.0
8,405
(1)
Schrodinger, Inc./United
States
237,609
0 .1
4,481
(1)
scPharmaceuticals, Inc.
31,905
0.0
9,039
(1)
Seer, Inc.
19,976
0.0
16,050  Select Medical Holdings
Corp.
405,583
0 .1
18,730
(1)
Selecta Biosciences,
Inc.
19,854
0.0
796
(1)
Semler Scientific, Inc.
20,195
0.0
16,516
(1)
Seres Therapeutics, Inc.
39,308
0.0
51,422
(1)
Sharecare, Inc.
48,357
0.0
5,478
(1)
SI-BONE, Inc.
116,353
0.0
7,410
(2)
SIGA Technologies, Inc.
38,902
0.0
6,079
(1)
Silk Road Medical, Inc.
91,124
0.0
2,538
Simulations Plus, Inc.
105,835
0.0
24,014
(1)
SomaLogic, Inc.
57,393
0.0
9,024
(1)
SpringWorks
Therapeutics, Inc.
208,635
0 .1
7,466
(1)
STAAR Surgical Co.
299,984
0 .1
4,245
(1)
Stoke Therapeutics, Inc.
16,725
0.0
17,650
(1)
Summit Therapeutics,
Inc.
33,006
0.0
7,639
(1)
Supernus
Pharmaceuticals, Inc.
210,607
0 .1
10,404
(1)
Surgery Partners, Inc.
304,317
0 .1
2,224
(1)
Surmodics, Inc.
71,368
0.0
9,386
(1)
Sutro Biopharma, Inc.
32,569
0.0
10,274
(1)
Syndax
Pharmaceuticals, Inc.
149,178
0 .1
3,917
(1)
Tactile Systems
Technology, Inc.
55,034
0.0
6,877
(1)(2)
Tango Therapeutics,
Inc.
77,435
0.0
1,439
(1)
Taro Pharmaceutical
Industries Ltd.
54,265
0.0
3,713
(1)
Tarsus
Pharmaceuticals, Inc.
65,980
0.0
2,685
(1)
Tela Bio, Inc.
21,480
0.0
7,055
(1)
Tenaya Therapeutics,
Inc.
17,990
0.0
7,298
(1)
Terns Pharmaceuticals,
Inc.
36,709
0.0
21,251
(1)
TG Therapeutics, Inc.
177,658
0 .1
9,764
(1)
Theravance Biopharma,
Inc.
84,263
0.0
4,904
(1)
TransMedics Group,
Inc.
268,494
0 .1
11,547
(1)
Travere Therapeutics,
Inc.
103,230
0.0
7,233
(1)
Treace Medical
Concepts, Inc.
94,825
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,609
(1)
Trevi Therapeutics, Inc.
$ 14,408
0.0
8,772
(1)
Twist Bioscience Corp.
177,721
0 .1
2,369
(1)
Tyra Biosciences, Inc.
32,621
0.0
1,120
(1)
UFP Technologies, Inc.
180,824
0 .1
3,094
(1)
UroGen Pharma Ltd.
43,347
0.0
2,235  US Physical Therapy,
Inc.
205,017
0 .1
595  Utah Medical Products,
Inc.
51,170
0.0
8,777
(1)
Vanda Pharmaceuticals,
Inc.
37,917
0.0
6,461
(1)
Varex Imaging Corp.
121,402
0.0
14,455
(1)
Vaxcyte, Inc.
736,916
0 .2
7,235
(1)
Ventyx Biosciences, Inc.
251,272
0 .1
5,415
(1)
Vera Therapeutics, Inc.
74,240
0.0
11,166
(1)
Veracyte, Inc.
249,337
0 .1
7,359
(1)
Vericel Corp.
246,674
0 .1
3,374
(1)
Verrica
Pharmaceuticals, Inc.
13,108
0.0
8,005
(1)
Verve Therapeutics, Inc.
106,146
0.0
6,325
(1)
Viemed Healthcare, Inc.
42,567
0.0
2,554
(1)
Vigil Neuroscience, Inc.
13,766
0.0
14,968
(1)
Viking Therapeutics,
Inc.
165,696
0 .1
13,122
(1)
Vir Biotechnology, Inc.
122,953
0.0
6,684
(1)
Viridian Therapeutics,
Inc.
102,533
0.0
6,045
(1)
Vor BioPharma, Inc.
12,815
0.0
5,409
(1)(3)
Voyager Therapeutics,
Inc.
41,920
0.0
9,198
(1)
WaVe Life Sciences Ltd.
52,888
0.0
18,743
(1)
X4 Pharmaceuticals,
Inc.
20,430
0.0
9,071
(1)
Xencor, Inc.
182,781
0 .1
20,626
(1)
Xeris Biopharma
Holdings, Inc.
38,364
0.0
1,210
(1)
XOMA Corp.
17,049
0.0
5,784
(1)
Y-mAbs Therapeutics,
Inc.
31,523
0.0
8,992
(1)
Zentalis
Pharmaceuticals, Inc.
180,380
0 .1
5,630
(1)(2)
Zevra Therapeutics, Inc.
27,137
0.0
3,947
(1)
Zimvie, Inc.
37,141
0.0
1,915
(1)
Zura Bio Ltd.
12,639
0.0
8,841
(1)
Zymeworks, Inc.
56,052
0.0
3,483
(1)
Zynex, Inc.
27,864
0.0
51,740,927
14 .5
Industrials : 16 .5%
9,370
(1)
374Water, Inc.
11,619
0.0
19,973
(1)
3D Systems Corp.
98,067
0.0
10,472
AAON, Inc.
595,543
0 .2
5,352
(1)
AAR Corp.
318,605
0 .1
10,138
ABM Industries, Inc.
405,621
0 .1
15,159
ACCO Brands Corp.
87,013
0.0
19,612
(1)
ACV Auctions, Inc. —
Class A
297,710
0 .1
3,985
(1)
AeroVironment, Inc.
444,447
0 .1
4,106
(1)
AerSale Corp.
61,344
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,898
(1)
Air Transport Services
Group, Inc.
$ 185,701
0 .1
1,586
Alamo Group, Inc.
274,156
0 .1
4,812  Albany International
Corp. — Class A
415,179
0 .1
61,056
(1)
Alight, Inc. — Class A
432,887
0 .1
2,459
Allegiant Travel Co.
188,999
0 .1
2,239
Allient, Inc.
69,230
0.0
4,011  Alta Equipment Group,
Inc.
48,373
0.0
4,994
(1)
Ameresco, Inc. — Class
A
192,569
0 .1
2,588
(1)
American Woodmark
Corp.
195,679
0 .1
32,142
(1)
API Group Corp.
833,442
0 .2
3,548  Apogee Enterprises,
Inc.
167,040
0 .1
5,928  Applied Industrial
Technologies, Inc.
916,528
0 .3
3,714
ArcBest Corp.
377,528
0 .1
23,886
(1)
Archer Aviation, Inc. —
Class A
120,863
0.0
7,467
Arcosa, Inc.
536,877
0 .2
2,137
Argan, Inc.
97,276
0.0
5,039  Aris Water Solutions,
Inc. — Class A
50,289
0.0
23,393
(1)
Array Technologies, Inc.
519,091
0 .2
7,371
(1)
ASGN, Inc.
602,063
0 .2
3,661
Astec Industries, Inc.
172,470
0 .1
4,096
(1)
Astronics Corp.
64,963
0.0
2,976
(1)
Asure Software, Inc.
28,153
0.0
5,933
(1)
Atkore, Inc.
885,144
0 .3
3,982
AZZ, Inc.
181,500
0 .1
9,470
(1)
Babcock & Wilcox
Enterprises, Inc.
39,869
0.0
7,653
Barnes Group, Inc.
259,972
0 .1
1,158  Barrett Business
Services, Inc.
104,498
0.0
8,304
(1)
Beacon Roofing Supply,
Inc.
640,820
0 .2
18,322
(1)
BlackSky Technology,
Inc.
21,437
0.0
9,225
(1)
Blade Air Mobility, Inc.
23,893
0.0
8,510
(1)(2)
Blink Charging Co.
26,041
0.0
29,520
(1)
Bloom Energy Corp. —
Class A
391,435
0 .1
2,761
(1)
Blue Bird Corp.
58,947
0.0
1,426
(1)
BlueLinx Holdings, Inc.
117,060
0.0
6,089
Boise Cascade Co.
627,411
0 .2
1,834
(1)(2)
Bowman Consulting
Group Ltd.
51,407
0.0
7,089
(1)
BrightView Holdings,
Inc.
54,940
0.0
7,108
Brink's Co.
516,325
0 .2
4,489  Brookfield Business
Corp. — Class A
81,161
0.0
3,315
Cadre Holdings, Inc.
88,345
0.0
8,641
(1)
Casella Waste Systems,
Inc. — Class A
659,308
0 .2
7,404
(1)
CBIZ, Inc.
384,268
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,903
(1)
CECO Environmental
Corp.
$ 78,301
0.0
6,636
(1)
Chart Industries, Inc.
1,122,280
0 .3
2,785
(1)
Cimpress PLC
194,978
0 .1
3,137
(1)
CIRCOR International,
Inc.
174,888
0 .1
4,601  Columbus McKinnon
Corp.
160,621
0 .1
5,435  Comfort Systems USA,
Inc.
926,178
0 .3
5,581
(1)
Commercial Vehicle
Group, Inc.
43,309
0.0
4,870
(1)
Concrete Pumping
Holdings, Inc.
41,785
0.0
27,853
(1)
Conduent, Inc.
96,928
0.0
6,265
(1)
Construction Partners,
Inc. — Class A
229,048
0 .1
17,934
(1)
CoreCivic, Inc.
201,757
0 .1
8,443
Costamare, Inc.
81,222
0.0
1,439  Covenant Logistics
Group, Inc.
63,100
0.0
1,154
CRA International, Inc.
116,277
0.0
2,385
CSW Industrials, Inc.
417,947
0 .1
10,742
(1)
Custom Truck One
Source, Inc.
66,600
0.0
6,568
(1)
Daseke, Inc.
33,694
0.0
7,094
Deluxe Corp.
134,006
0.0
45,323
(1)(2)
Desktop Metal, Inc. —
Class A
66,172
0.0
1,724
(1)
Distribution Solutions
Group, Inc.
44,824
0.0
3,896
Douglas Dynamics, Inc.
117,581
0.0
2,036
(1)
Ducommun, Inc.
88,586
0.0
2,384
(1)
DXP Enterprises, Inc.
83,297
0.0
4,412
(1)
Dycom Industries, Inc.
392,668
0 .1
1,671  Eagle Bulk Shipping,
Inc.
70,232
0.0
2,464
Encore Wire Corp.
449,581
0 .1
8,709
(1)
Energy Recovery, Inc.
184,718
0 .1
14,924
(1)
Energy Vault Holdings,
Inc.
38,056
0.0
8,969  Enerpac Tool Group
Corp.
237,051
0 .1
6,316
EnerSys
597,936
0 .2
4,030
Eneti, Inc.
40,622
0.0
4,571
Ennis, Inc.
96,997
0.0
21,126
(1)
Enovix Corp.
265,131
0 .1
3,241
EnPro Industries, Inc.
392,777
0 .1
12,424
(1)
Enviri Corp.
89,701
0.0
16,278
(1)
Eos Energy Enterprises,
Inc.
34,998
0.0
3,965  ESCO Technologies,
Inc.
414,105
0 .1
14,697
(1)
ESS Tech, Inc.
27,630
0.0
2,921
(1)(2)
Eve Holding, Inc.
24,215
0.0
802
(1)
EVI Industries, Inc.
19,906
0.0
7,755
Exponent, Inc.
663,828
0 .2
9,204
Federal Signal Corp.
549,755
0 .2
8,957
First Advantage Corp.
123,517
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
9,472
(1)
FiscalNote Holdings,
Inc.
$ 19,702
0.0
6,127
(1)(2)
Fluence Energy, Inc.
140,860
0.0
21,875
(1)
Fluor Corp.
802,812
0 .2
2,115
(1)
Forrester Research, Inc.
61,123
0.0
4,069
Forward Air Corp.
279,703
0 .1
2,029
(1)
Franklin Covey Co.
87,085
0.0
7,097  Franklin Electric Co.,
Inc.
633,265
0 .2
6,024
(1)
Frontier Group
Holdings, Inc.
29,156
0.0
15,395
FTAI Aviation Ltd.
547,292
0 .2
17,384
FTAI Infrastructure, Inc.
55,976
0.0
9,670
(1)
FTC Solar, Inc.
12,378
0.0
64,128
(1)
FuelCell Energy, Inc.
82,084
0.0
5,483
GATX Corp.
596,715
0 .2
6,671  Genco Shipping &
Trading Ltd.
93,327
0.0
19,014
(1)
GEO Group, Inc.
155,535
0 .1
4,772
(1)
Gibraltar Industries, Inc.
322,158
0 .1
2,275
Global Industrial Co.
76,212
0.0
6,356
(1)
GMS, Inc.
406,593
0 .1
19,499  Golden Ocean Group
Ltd.
153,652
0 .1
3,972
Gorman-Rupp Co.
130,679
0.0
30,817  GrafTech International
Ltd.
118,029
0.0
6,943  Granite Construction,
Inc.
263,973
0 .1
10,364
(1)
Great Lakes Dredge &
Dock Corp.
82,601
0.0
4,850
Greenbrier Cos., Inc.
194,000
0 .1
6,870
Griffon Corp.
272,533
0 .1
5,036  H&E Equipment
Services, Inc.
217,505
0 .1
8,068
(1)
Hawaiian Holdings, Inc.
51,070
0.0
11,763  Healthcare Services
Group, Inc.
122,688
0.0
8,196
Heartland Express, Inc.
120,399
0.0
3,424  Heidrick & Struggles
International, Inc.
85,668
0.0
5,095  Helios Technologies,
Inc.
282,671
0 .1
4,331
Herc Holdings, Inc.
515,129
0 .2
2,755
(1)
Heritage-Crystal Clean,
Inc.
124,939
0.0
10,589
Hillenbrand, Inc.
448,021
0 .1
29,749
(1)
Hillman Solutions Corp.
245,429
0 .1
7,247
HNI Corp.
250,964
0 .1
4,881
(1)
Hub Group, Inc. —
Class A
383,354
0 .1
7,209
(1)
Hudson Technologies,
Inc.
95,880
0.0
2,994
(1)
Huron Consulting
Group, Inc.
311,855
0 .1
23,704
(1)
Hyliion Holdings Corp.
27,971
0.0
1,804  Hyster-Yale Materials
Handling, Inc.
80,422
0.0
1,761
(1)
IBEX Holdings Ltd.
27,207
0.0
2,897
ICF International, Inc.
349,987
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,388
(1)
IES Holdings, Inc.
$ 91,428
0.0
3,817
(1)
Innodata, Inc.
32,559
0.0
11,204
(1)
INNOVATE Corp.
18,150
0.0
5,574
Insperity, Inc.
544,022
0 .2
3,165
Insteel Industries, Inc.
102,736
0.0
9,410
Interface, Inc.
92,312
0.0
13,277
(1)
Janus International
Group, Inc.
142,064
0.0
13,272
(1)
JELD-WEN Holding,
Inc.
177,314
0 .1
50,485
(1)
JetBlue Airways Corp.
232,231
0 .1
42,984
(1)
Joby Aviation, Inc.
277,247
0 .1
4,874  John Bean
Technologies Corp.
512,452
0 .2
1,799
Kadant, Inc.
405,764
0 .1
4,680
Kaman Corp.
91,962
0.0
5,453  Kelly Services, Inc. —
Class A
99,190
0.0
12,274
Kennametal, Inc.
305,377
0 .1
3,020
Kforce, Inc.
180,173
0 .1
8,016
Korn Ferry
380,279
0 .1
19,400
(1)
Kratos Defense &
Security Solutions, Inc.
291,388
0 .1
3,035
(1)
LanzaTech Global, Inc.
14,173
0.0
16,152
(1)
Legalzoom.com, Inc.
176,703
0 .1
8,134
(1)
Leonardo DRS, Inc.
135,838
0.0
21,294
(1)(2)
Li-Cycle Holdings Corp.
75,594
0.0
1,455
(1)
Limbach Holdings, Inc.
46,167
0.0
1,727
Lindsay Corp.
203,233
0 .1
3,828
(1)
Liquidity Services, Inc.
67,449
0.0
4,472
LSI Industries, Inc.
71,015
0.0
4,456
Luxfer Holdings PLC
58,151
0.0
5,756
(1)
Manitowoc Co., Inc.
86,628
0.0
9,485
Marten Transport Ltd.
186,949
0 .1
3,460
(1)
Masonite International
Corp.
322,541
0 .1
20,171
(1)
Masterbrand, Inc.
245,078
0 .1
5,512
Matson, Inc.
489,025
0 .1
4,766  Matthews International
Corp. — Class A
185,445
0 .1
1,763
(1)
Mayville Engineering
Co., Inc.
19,340
0.0
3,850
McGrath RentCorp
385,924
0 .1
16,659
(1)
Microvast Holdings, Inc.
31,486
0.0
2,050
Miller Industries, Inc.
80,380
0.0
11,785
MillerKnoll, Inc.
288,143
0 .1
4,369
(1)
Montrose Environmental
Group, Inc.
127,837
0.0
4,381
Moog, Inc. — Class A
494,878
0 .1
13,578
(1)
MRC Global, Inc.
139,174
0.0
8,609
Mueller Industries, Inc.
647,052
0 .2
23,906  Mueller Water Products,
Inc. — Class A
303,128
0 .1
2,552
(1)
MYR Group, Inc.
343,908
0 .1
874  National Presto
Industries, Inc.
63,330
0.0
7,618
(1)
NEXTracker, Inc. —
Class A
305,939
0 .1
96,820
(1)(2)
Nikola Corp.
152,007
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,715
(1)
Northwest Pipe Co.
$ 51,742
0.0
17,004
(1)
NOW, Inc.
201,837
0 .1
9,064
(1)(2)
NuScale Power Corp.
44,414
0.0
2,131
(1)
NV5 Global, Inc.
205,066
0 .1
543
Omega Flex, Inc.
42,750
0.0
16,653
(1)
OPENLANE, Inc.
248,463
0 .1
6,093  Pangaea Logistics
Solutions Ltd.
35,827
0.0
3,506
Park Aerospace Corp.
54,448
0.0
6,374
(1)
Parsons Corp.
346,427
0 .1
10,779
(1)
Performant Financial
Corp.
24,361
0.0
8,932
(1)
PGT Innovations, Inc.
247,863
0 .1
27,768
Pitney Bowes, Inc.
83,859
0.0
27,515
(1)
Planet Labs PBC
71,539
0.0
1,501
Powell Industries, Inc.
124,433
0.0
407  Preformed Line
Products Co.
66,170
0.0
8,361
Primoris Services Corp.
273,656
0 .1
4,186
(1)
Proto Labs, Inc.
110,510
0.0
5,525
(1)
Quad/Graphics, Inc.
27,791
0.0
5,427  Quanex Building
Products Corp.
152,879
0 .1
6,764
(1)
Radiant Logistics, Inc.
38,217
0.0
22,511
(1)
Resideo Technologies,
Inc.
355,674
0 .1
5,776  Resources Connection,
Inc.
86,120
0.0
5,127
REV Group, Inc.
82,032
0.0
43,040
(1)
Rocket Lab USA, Inc.
188,515
0 .1
10,705  Rush Enterprises, Inc.
— Class A
437,085
0 .1
583  Rush Enterprises, Inc.
— Class B
26,404
0.0
18,031
(1)
RXO, Inc.
355,752
0 .1
19,099
(1)
SES AI Corp.
43,355
0.0
26,459
(1)
Shoals Technologies
Group, Inc. — Class A
482,877
0 .1
5,476
Shyft Group, Inc.
81,976
0.0
6,591  Simpson Manufacturing
Co., Inc.
987,398
0 .3
6,815
(1)
SkyWest, Inc.
285,821
0 .1
11,312
(1)
SKYX Platforms Corp.
16,063
0.0
3,231
(1)
SP Plus Corp.
116,639
0.0
17,034
Spirit Airlines, Inc.
281,061
0 .1
6,785
(1)
SPX Technologies, Inc.
552,299
0 .2
1,868  Standex International
Corp.
272,149
0 .1
14,413  Steelcase, Inc. — Class
A
160,993
0 .1
21,850
(1)(2)
Stem, Inc.
92,644
0.0
4,907
(1)
Sterling Check Corp.
61,926
0.0
4,665
(1)
Sterling Infrastructure,
Inc.
342,784
0 .1
6,125
(1)
Sun Country Airlines
Holdings, Inc.
90,895
0.0
13,663
(1)(2)
SunPower Corp.
84,301
0.0
2,921
Tennant Co.
216,592
0 .1
10,296
Terex Corp.
593,256
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
13,312
(1)
Terran Orbital Corp.
$ 11,081
0.0
6,741  Textainer Group
Holdings Ltd.
251,102
0 .1
5,553
(1)
Thermon Group
Holdings, Inc.
152,541
0.0
8,384
(1)
Titan International, Inc.
112,597
0.0
3,323
(1)
Titan Machinery, Inc.
88,325
0.0
6,283
(1)
TPI Composites, Inc.
16,650
0.0
1,212
(1)
Transcat, Inc.
118,740
0.0
5,778
(1)
TriNet Group, Inc.
673,021
0 .2
12,585
Trinity Industries, Inc.
306,445
0 .1
8,395
Triton International Ltd.
690,661
0 .2
10,023
(1)
Triumph Group, Inc.
76,776
0.0
5,333
(1)
TrueBlue, Inc.
78,235
0.0
3,102
TTEC Holdings, Inc.
81,334
0.0
27,824
(1)
TuSimple Holdings, Inc.
— Class A
43,405
0.0
7,325
(1)
Tutor Perini Corp.
57,355
0.0
9,181
UFP Industries, Inc.
940,134
0 .3
2,304
UniFirst Corp.
375,575
0 .1
18,978
(1)
Upwork, Inc.
215,590
0 .1
1,992
(1)
V2X, Inc.
102,907
0.0
13,353
(1)
Velo3D, Inc.
20,831
0.0
2,033
Veritiv Corp.
343,374
0 .1
21,551
(1)
Verra Mobility Corp.
403,004
0 .1
3,378
(1)
Viad Corp.
88,504
0.0
3,439
(1)
Vicor Corp.
202,523
0 .1
38,007
(1)(2)
Virgin Galactic
Holdings, Inc.
68,413
0.0
1,949
VSE Corp.
98,308
0.0
7,561
Wabash National Corp.
159,688
0 .1
4,174  Watts Water
Technologies, Inc. —
Class A
721,351
0 .2
9,791
Werner Enterprises, Inc.
381,359
0 .1
1,952
(1)
Willdan Group, Inc.
39,879
0.0
5,445
(1)
Xometry, Inc. — Class A
92,456
0.0
22,609  Zurn Elkay Water
Solutions Corp.
633,504
0 .2
58,794,205
16 .5
Information Technology : 13 .7%
18,836
(1)
8x8, Inc.
47,467
0.0
3,699
(1)
908 Devices, Inc.
24,635
0.0
11,092
A10 Networks, Inc.
166,713
0 .1
16,899
(1)
ACI Worldwide, Inc.
381,241
0 .1
7,521
(1)
ACM Research, Inc. —
Class A
136,168
0.0
16,783
Adeia, Inc.
179,242
0 .1
12,559
ADTRAN Holdings, Inc.
103,361
0.0
5,775  Advanced Energy
Industries, Inc.
595,518
0 .2
4,017
(1)(2)
Aehr Test Systems
183,577
0 .1
3,163
(1)
Agilysys, Inc.
209,264
0 .1
7,384
(1)
Alarm.com Holdings,
Inc.
451,458
0 .1
6,358
(1)
Alkami Technology, Inc.
115,843
0.0
3,780
(1)
Alpha & Omega
Semiconductor Ltd.
112,795
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
8,267
(1)
Altair Engineering, Inc.
— Class A
$ 517,184
0 .2
5,769
(1)
Ambarella, Inc.
305,930
0 .1
5,288  American Software, Inc.
— Class A
60,600
0.0
15,857
Amkor Technology, Inc.
358,368
0 .1
10,552
(1)
Amplitude, Inc. — Class
A
122,087
0.0
2,965
(1)
Appfolio, Inc. — Class A
541,498
0 .2
6,323
(1)
Appian Corp. — Class A
288,392
0 .1
10,961
(1)
Applied Digital Corp.
68,397
0.0
13,717
(1)
Arlo Technologies, Inc.
141,285
0.0
12,166
(1)
Asana, Inc. — Class A
222,759
0 .1
3,289
(1)(2)
Atomera, Inc.
20,589
0.0
51,887
(1)
Aurora Innovation, Inc.
121,934
0.0
24,133
(1)
AvePoint, Inc.
162,174
0 .1
1,856
(1)
Aviat Networks, Inc.
57,907
0.0
5,326
(1)
Avid Technology, Inc.
143,110
0.0
5,032
(1)
Axcelis Technologies,
Inc.
820,468
0 .2
4,540
Badger Meter, Inc.
653,170
0 .2
1,705  Bel Fuse, Inc. — Class
B
81,363
0.0
6,528
Belden, Inc.
630,278
0 .2
5,919  Benchmark Electronics,
Inc.
143,595
0.0
10,660
(1)
BigCommerce Holdings,
Inc.
105,214
0.0
10,852
(1)
Bit Digital, Inc.
23,223
0.0
6,778
(1)
Blackbaud, Inc.
476,629
0 .1
8,633
(1)
Blackline, Inc.
478,872
0 .1
21,691
(1)
Box, Inc. — Class A
525,139
0 .2
7,991
(1)
Braze, Inc. — Class A
373,419
0 .1
7,480
(1)
Brightcove, Inc.
24,609
0.0
9,307
(1)(2)
C3.ai, Inc. — Class A
237,515
0 .1
9,089
(1)
Calix, Inc.
416,640
0 .1
6,297
(1)
Cerence, Inc.
128,270
0.0
4,035
(1)
CEVA, Inc.
78,239
0.0
6,442
(1)(2)
Cipher Mining, Inc.
15,010
0.0
16,626
(1)
Cleanspark, Inc.
63,345
0.0
12,843  Clear Secure, Inc. —
Class A
244,531
0 .1
2,124
(1)
Clearfield, Inc.
60,874
0.0
711  Climb Global Solutions,
Inc.
30,580
0.0
7,356
(1)
Cohu, Inc.
253,341
0 .1
32,877
(1)
CommScope Holding
Co., Inc.
110,467
0.0
6,837
(1)
CommVault Systems,
Inc.
462,250
0 .1
4,457  Comtech
Telecommunications
Corp.
38,999
0.0
3,242
(1)
Consensus Cloud
Solutions, Inc.
81,634
0.0
5,934
(1)
Corsair Gaming, Inc.
86,221
0.0
5,377
(1)
Couchbase, Inc.
92,269
0.0
15,187
(1)
Credo Technology
Group Holding Ltd.
231,602
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,846
(1)
CS Disco, Inc.
$ 25,537
0.0
4,868  CSG Systems
International, Inc.
248,852
0 .1
4,977
CTS Corp.
207,740
0 .1
6,162
(1)
Daktronics, Inc.
54,965
0.0
5,560
(1)
Digi International, Inc.
150,120
0 .1
2,249
(1)
Digimarc Corp.
73,070
0.0
15,074
(1)
Digital Turbine, Inc.
91,198
0.0
9,845
(1)(2)
DigitalOcean Holdings,
Inc.
236,575
0 .1
6,910
(1)
Diodes, Inc.
544,784
0 .2
5,099
(1)
Domo, Inc. — Class B
50,021
0.0
27,826
(1)
E2open Parent
Holdings, Inc.
126,330
0.0
9,620
(1)
Eastman Kodak Co.
40,500
0.0
4,012
Ebix, Inc.
39,639
0.0
6,034
(1)
Enfusion, Inc. — Class
A
54,125
0.0
7,635
(1)
EngageSmart, Inc.
137,354
0.0
7,815
(1)
Envestnet, Inc.
344,094
0 .1
4,158
(1)
ePlus, Inc.
264,116
0 .1
6,357
(1)
Everbridge, Inc.
142,524
0.0
3,932
(1)
EverCommerce, Inc.
39,438
0.0
10,077
EVERTEC, Inc.
374,663
0 .1
17,983
(1)
Evolv Technologies
Holdings, Inc.
87,397
0.0
24,797
(1)
ExlService Holdings,
Inc.
695,308
0 .2
8,343
(1)
Expensify, Inc. — Class
A
27,115
0.0
19,493
(1)
Extreme Networks, Inc.
471,926
0 .1
5,678
(1)
Fannie Mae
946,068
0 .3
3,085
(1)
FARO Technologies,
Inc.
46,985
0.0
18,318
(1)
Fastly, Inc. — Class A
351,156
0 .1
11,879
(1)
FormFactor, Inc.
415,052
0 .1
24,877
(1)
Freshworks, Inc. —
Class A
495,550
0 .1
8,811
(1)
Grid Dynamics
Holdings, Inc.
107,318
0.0
4,333
Hackett Group, Inc.
102,215
0.0
17,308
(1)
Harmonic, Inc.
166,676
0 .1
3,680
(1)
I3 Verticals, Inc. —
Class A
77,795
0.0
4,633
(1)
Ichor Holdings Ltd.
143,438
0.0
5,121
Immersion Corp.
33,850
0.0
3,571
(1)
Impinj, Inc.
196,512
0 .1
21,586
(1)
indie Semiconductor,
Inc. — Class A
135,992
0.0
31,593
(1)(2)
Infinera Corp.
132,059
0.0
4,441
(1)
Insight Enterprises, Inc.
646,165
0 .2
3,322
(1)
Instructure Holdings,
Inc.
84,379
0.0
3,442
(1)
Intapp, Inc.
115,376
0.0
4,158
InterDigital, Inc.
333,638
0 .1
1,661
(1)
inTEST Corp.
25,197
0.0
24,810
(1)(2)
IonQ, Inc.
369,173
0 .1
7,461
(1)
Iteris, Inc.
30,889
0.0
7,003
(1)
Itron, Inc.
424,242
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
10,823
(1)
Jamf Holding Corp.
$ 191,134
0 .1
13,762
(1)
Kaltura, Inc.
23,808
0.0
4,089
(1)
Kimball Electronics, Inc.
111,957
0.0
14,068
(1)
Knowles Corp.
208,347
0 .1
8,559  Kulicke & Soffa
Industries, Inc.
416,224
0 .1
18,305
(1)(2)
Lightwave Logic, Inc.
81,823
0.0
10,915
(1)
LivePerson, Inc.
42,459
0.0
10,113
(1)
LiveRamp Holdings,
Inc.
291,659
0 .1
5,051
(1)
Luna Innovations, Inc.
29,599
0.0
8,414
(1)
MACOM Technology
Solutions Holdings, Inc.
686,414
0 .2
26,391
(1)
Marathon Digital
Holdings, Inc.
224,323
0 .1
39,525
(1)
Matterport, Inc.
85,769
0.0
4,742
(1)
Maxeon Solar
Technologies Ltd.
54,960
0.0
9,315
Maximus, Inc.
695,644
0 .2
11,475
(1)
MaxLinear, Inc.
255,319
0 .1
4,451
(1)
MeridianLink, Inc.
75,934
0.0
5,657  Methode Electronics,
Inc.
129,262
0.0
1,707
(1)(2)
MicroStrategy, Inc. —
Class A
560,374
0 .2
28,464
(1)(2)
MicroVision, Inc.
62,336
0.0
31,096
(1)
Mirion Technologies,
Inc.
232,287
0 .1
6,710
(1)
Mitek Systems, Inc.
71,931
0.0
6,021
(1)
Model N, Inc.
146,973
0 .1
10,969
(1)
N-able, Inc.
141,500
0.0
5,003  Napco Security
Technologies, Inc.
111,317
0.0
16,955
(1)
Navitas Semiconductor
Corp.
117,837
0.0
4,726
(1)
NETGEAR, Inc.
59,500
0.0
10,692
(1)
NetScout Systems, Inc.
299,590
0 .1
8,497
(1)
NextNav, Inc.
43,675
0.0
7,311
(1)
nLight, Inc.
76,034
0.0
5,506
(1)
Novanta, Inc.
789,781
0 .2
811
NVE Corp.
66,616
0.0
16,342
(1)
Olo, Inc. — Class A
99,033
0.0
5,911
ON24, Inc.
37,417
0.0
6,602
(1)
OneSpan, Inc.
70,971
0.0
7,562
(1)
Onto Innovation, Inc.
964,306
0 .3
2,500
(1)
OSI Systems, Inc.
295,100
0 .1
13,506
(1)
PagerDuty, Inc.
303,750
0 .1
4,189
(1)(2)
PAR Technology Corp.
161,444
0 .1
1,991
PC Connection, Inc.
106,280
0.0
4,921
(1)
PDF Solutions, Inc.
159,440
0 .1
5,319
(1)
Perficient, Inc.
307,757
0 .1
9,685
(1)
Photronics, Inc.
195,734
0 .1
4,258
(1)
Plexus Corp.
395,909
0 .1
8,737
Power Integrations, Inc.
666,720
0 .2
8,736
(1)
PowerSchool Holdings,
Inc. — Class A
197,958
0 .1
6,699  Progress Software
Corp.
352,233
0 .1
6,952
(1)
PROS Holdings, Inc.
240,678
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
8,713
(1)
Q2 Holdings, Inc.
$ 281,168
0 .1
5,706
(1)
Qualys, Inc.
870,450
0 .3
10,137
(1)
Rackspace Technology,
Inc.
23,822
0.0
16,851
(1)
Rambus, Inc.
940,117
0 .3
9,237
(1)
Rapid7, Inc.
422,870
0 .1
1,851
(1)
Red Violet, Inc.
37,038
0.0
13,051
(1)
Repay Holdings Corp.
99,057
0.0
15,526
(1)
Ribbon
Communications, Inc.
41,610
0.0
1,884  Richardson Electronics
Ltd./United States
20,592
0.0
8,324
(1)
Rimini Street, Inc.
18,313
0.0
26,296
(1)
Riot Platforms, Inc.
245,342
0 .1
2,676
(1)
Rogers Corp.
351,814
0 .1
50,977
(1)
Sabre Corp.
228,887
0 .1
8,873
(1)
Sanmina Corp.
481,626
0 .1
4,885  Sapiens International
Corp. NV
138,881
0.0
4,292
(1)
ScanSource, Inc.
130,091
0.0
5,306
(1)
SEMrush Holdings, Inc.
— Class A
45,101
0.0
9,867
(1)
Semtech Corp.
254,075
0 .1
4,884
(1)
Silicon Laboratories,
Inc.
566,007
0 .2
2,643
(1)
SiTime Corp.
301,963
0 .1
7,518
(1)
SMART Global
Holdings, Inc.
183,063
0 .1
29,615
(1)
SmartRent, Inc.
77,295
0.0
8,450
(1)
SolarWinds Corp.
79,768
0.0
21,133
(1)(2)
SoundHound AI, Inc. —
Class A
42,477
0.0
1,449
(1)
SoundThinking, Inc.
25,937
0.0
15,670
(1)
Sprinklr, Inc. — Class A
216,873
0 .1
7,327
(1)
Sprout Social, Inc. —
Class A
365,471
0 .1
5,641
(1)
SPS Commerce, Inc.
962,411
0 .3
6,997
(1)
Squarespace, Inc. —
Class A
202,703
0 .1
7,180
(1)
Super Micro Computer,
Inc.
1,968,900
0 .6
6,031
(1)
Synaptics, Inc.
539,413
0 .2
17,574
(1)
Tenable Holdings, Inc.
787,315
0 .2
20,592
(1)
Terawulf, Inc.
25,946
0.0
15,194
(1)
Thoughtworks Holding,
Inc.
61,992
0.0
15,961
(1)
T
TM
Technologies, Inc.
205,578
0 .1
1,589
(1)
Tucows, Inc. — Class A
32,431
0.0
2,650
(1)
Turtle Beach Corp.
24,049
0.0
7,046
(1)
Ultra Clean Holdings,
Inc.
209,055
0 .1
10,564
(1)
Unisys Corp.
36,446
0.0
16,706
(1)
Varonis Systems, Inc.
510,201
0 .2
8,141
(1)
Veeco Instruments, Inc.
228,843
0 .1
9,857
(1)
Verint Systems, Inc.
226,612
0 .1
34,570
(1)
Viavi Solutions, Inc.
315,970
0 .1
19,707  Vishay Intertechnology,
Inc.
487,157
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,315
(1)
Vishay Precision Group,
Inc.
$ 77,738
0.0
9,328
(1)(2)
Vuzix Corp.
33,861
0.0
5,035
(1)
Weave
Communications, Inc.
41,035
0.0
7,528
(1)
Workiva, Inc.
762,887
0 .2
17,731
Xerox Holdings Corp.
278,199
0 .1
6,938
(1)
Xperi, Inc.
68,409
0.0
17,118
(1)
Yext, Inc.
108,357
0.0
21,295
(1)
Zeta Global Holdings
Corp. — Class A
177,813
0 .1
19,842
(1)
Zuora, Inc. — Class A
163,498
0 .1
48,680,021
13 .7
Materials : 4 .5%
6,188
(1)
5E Advanced Materials,
Inc.
13,985
0.0
4,231
AdvanSix, Inc.
131,500
0.0
1,928  Alpha Metallurgical
Resources, Inc.
500,759
0 .2
4,812  American Vanguard
Corp.
52,595
0.0
2,824
Arch Resources, Inc.
481,944
0 .1
8,022
(1)
Aspen Aerogels, Inc.
68,989
0.0
19,848
(1)
ATI, Inc.
816,745
0 .2
13,750
Avient Corp.
485,650
0 .1
4,922
Balchem Corp.
610,525
0 .2
8,469
Cabot Corp.
586,648
0 .2
2,660  Caledonia Mining Corp.
PLC
26,228
0.0
7,408  Carpenter Technology
Corp.
497,892
0 .1
8,561
(1)
Century Aluminum Co.
61,554
0.0
1,190
Chase Corp.
151,404
0 .1
2,819
(1)
Clearwater Paper Corp.
102,189
0.0
51,983
(1)
Coeur Mining, Inc.
115,402
0.0
18,005
Commercial Metals Co.
889,627
0 .3
5,395  Compass Minerals
International, Inc.
150,790
0 .1
19,610
(1)
Constellium SE
356,902
0 .1
1,352
(1)
Core Molding
Technologies, Inc.
38,518
0.0
9,342
(1)
Dakota Gold Corp.
24,102
0.0
13,464
(1)(2)
Danimer Scientific, Inc.
27,871
0.0
14,959
(1)
Ecovyst, Inc.
147,197
0 .1
4,165
FutureFuel Corp.
29,863
0.0
7,949
(1)
Glatfelter Corp.
15,898
0.0
4,561
Greif, Inc. — Class A
304,720
0 .1
3,099
Hawkins, Inc.
182,376
0 .1
2,172  Haynes International,
Inc.
101,041
0.0
8,231
HB Fuller Co.
564,729
0 .2
93,913
Hecla Mining Co.
367,200
0 .1
33,877
(1)
i-80 Gold Corp.
51,832
0.0
5,733
(1)
Ingevity Corp.
272,948
0 .1
3,860
Innospec, Inc.
394,492
0 .1
1,739
(1)
Intrepid Potash, Inc.
43,753
0.0
8,849
(1)
Ivanhoe Electric, Inc.
/ US
105,303
0.0
2,485
Kaiser Aluminum Corp.
187,021
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
8,703
(1)
Knife River Corp.
$ 424,968
0 .1
3,315
Koppers Holdings, Inc.
131,108
0.0
27,742
(1)(2)
Livent Corp.
510,730
0 .2
9,207
(1)
LSB Industries, Inc.
94,188
0.0
3,192
Materion Corp.
325,297
0 .1
8,694
Mativ Holdings, Inc.
123,976
0.0
5,043  Minerals Technologies,
Inc.
276,155
0 .1
6,205
Myers Industries, Inc.
111,256
0.0
38,610
(1)
Novagold Resources,
Inc.
148,262
0 .1
23,908
(1)
O-I Glass, Inc.
399,981
0 .1
1,616
Olympic Steel, Inc.
90,835
0.0
15,817
(1)
Origin Materials, Inc.
20,246
0.0
8,951
Orion SA
190,477
0 .1
6,740
Pactiv Evergreen, Inc.
54,796
0.0
24,735
(1)
Perimeter Solutions SA
112,297
0.0
6,190
(1)
Perpetua Resources
Corp.
20,179
0.0
2,843
(1)
Piedmont Lithium, Inc.
112,867
0.0
18,270
(1)(2)
PureCycle
Technologies, Inc.
102,495
0.0
2,133
Quaker Chemical Corp.
341,280
0 .1
4,444  Ramaco Resources,
Inc. — Class A
48,840
0.0
7,355
(1)
Ranpak Holdings Corp.
40,011
0.0
9,949
(1)
Rayonier Advanced
Materials, Inc.
35,219
0.0
3,691
Ryerson Holding Corp.
107,371
0.0
4,246  Schnitzer Steel
Industries, Inc. — Class
A
118,251
0.0
6,454  Sensient Technologies
Corp.
377,430
0 .1
3,327
Stepan Co.
249,425
0 .1
18,337
(1)
Summit Materials, Inc.
— Class A
571,014
0 .2
13,722
SunCoke Energy, Inc.
139,278
0.0
5,599
Sylvamo Corp.
246,020
0 .1
6,925
(1)
TimkenSteel Corp.
150,411
0 .1
6,782
TriMas Corp.
167,922
0 .1
5,409
Trinseo PLC
44,192
0.0
18,151
Tronox Holdings PLC
243,949
0 .1
367  United States Lime &
Minerals, Inc.
73,767
0.0
8,021
Warrior Met Coal, Inc.
409,713
0 .1
4,780  Worthington Industries,
Inc.
295,500
0 .1
15,869,898
4 .5
Real Estate : 5 .9%
14,513
Acadia Realty Trust
208,262
0 .1
11,781  Alexander & Baldwin,
Inc.
197,096
0 .1
406
Alexander's, Inc.
73,985
0.0
7,846  American Assets Trust,
Inc.
152,605
0 .1
17,050
(1)
Anywhere Real Estate,
Inc.
109,632
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
23,380
(1)
Apartment Investment
and Management Co.
— Class A
$ 158,984
0 .1
32,661  Apple Hospitality REIT,
Inc.
501,020
0 .1
11,697  Armada Hoffler
Properties, Inc.
119,777
0.0
10,581  Braemar Hotels &
Resorts, Inc.
29,309
0.0
27,493  Brandywine Realty
Trust
124,818
0.0
28,793  Broadstone Net Lease,
Inc.
411,740
0 .1
15,498
CareTrust REIT, Inc.
317,709
0 .1
4,642  CBL & Associates
Properties, Inc.
97,389
0.0
2,481
Centerspace
149,505
0.0
8,424
Chatham Lodging Trust
80,618
0.0
6,464
City Office REIT, Inc.
27,472
0.0
4,385  Community Healthcare
Trust, Inc.
130,235
0.0
46,252
(1)
Compass, Inc. — Class
A
134,131
0.0
17,321  COPT Defense
Properties
412,759
0 .1
3,936  CTO Realty Growth,
Inc.
63,803
0.0
25,300
(1)
Cushman & Wakefield
PLC
192,786
0 .1
32,542  DiamondRock
Hospitality Co.
261,312
0 .1
24,765  DigitalBridge Group,
Inc.
435,369
0 .1
38,219  Diversified Healthcare
Trust
74,145
0.0
13,118
Douglas Elliman, Inc.
29,647
0.0
25,498
Douglas Emmett, Inc.
325,355
0 .1
14,403  Easterly Government
Properties, Inc.
164,626
0 .1
13,716
Elme Communities
187,086
0 .1
21,020  Empire State Realty
Trust, Inc. — Class A
169,001
0 .1
16,176
Equity Commonwealth
297,153
0 .1
23,453  Essential Properties
Realty Trust, Inc.
507,288
0 .2
10,895
(2)
eXp World Holdings,
Inc.
176,935
0 .1
8,188
Farmland Partners, Inc.
84,009
0.0
3,108
(1)
Forestar Group, Inc.
83,730
0.0
13,521  Four Corners Property
Trust, Inc.
300,031
0 .1
1,182
(1)
FRP Holdings, Inc.
63,793
0.0
7,154
Getty Realty Corp.
198,380
0 .1
7,138  Gladstone Commercial
Corp.
86,798
0.0
5,915
Gladstone Land Corp.
84,170
0.0
10,452  Global Medical REIT,
Inc.
93,754
0.0
29,994
Global Net Lease, Inc.
288,242
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
3,869  Hersha Hospitality Trust
— Class A
$ 38,148
0.0
21,142  Hudson Pacific
Properties, Inc.
140,594
0.0
34,241  Independence Realty
Trust, Inc.
481,771
0 .1
4,293  Innovative Industrial
Properties, Inc.
324,808
0 .1
10,698  InvenTrust Properties
Corp.
254,719
0 .1
16,817
JBG SMITH Properties
243,174
0 .1
18,259  Kennedy-Wilson
Holdings, Inc.
269,138
0 .1
33,286
Kite Realty Group Trust
712,986
0 .2
44,221
L.P. Industrial Trust
393,567
0 .1
6,537
LTC Properties, Inc.
210,034
0 .1
33,049
Macerich Co.
360,565
0 .1
3,799
Marcus & Millichap, Inc.
111,463
0.0
6,507  National Health
Investors, Inc.
334,200
0 .1
10,295
NETSTREIT Corp.
160,396
0 .1
22,070  Newmark Group, Inc. —
Class A
141,910
0.0
5,144  NexPoint Diversified
Real Estate Trust
44,804
0.0
3,614  NexPoint Residential
Trust, Inc.
116,299
0.0
7,503  Office Properties
Income Trust
30,762
0.0
3,076  One Liberty Properties,
Inc.
58,044
0.0
84,111
(1)
Opendoor Technologies,
Inc.
222,053
0 .1
9,555
Orion Office REIT, Inc.
49,782
0.0
22,446
Outfront Media, Inc.
226,705
0 .1
29,726
Paramount Group, Inc.
137,334
0.0
5,691
Peakstone Realty Trust
94,698
0.0
19,065
Pebblebrook Hotel Trust
259,093
0 .1
17,956  Phillips Edison & Co.,
Inc.
602,244
0 .2
36,170
Physicians Realty Trust
440,912
0 .1
19,402  Piedmont Office Realty
Trust, Inc. — Class A
109,039
0.0
7,053  Plymouth Industrial
REIT, Inc.
147,760
0.0
12,143
PotlatchDeltic Corp.
551,171
0 .2
2,952  RE/MAX Holdings, Inc.
— Class A
38,199
0.0
16,454
(1)
Redfin Corp.
115,836
0.0
18,770  Retail Opportunity
Investments Corp.
232,373
0 .1
24,724
RLJ Lodging Trust
242,048
0 .1
2,711  RMR Group, Inc. —
Class A
66,474
0.0
13,549
RPT Realty
143,077
0.0
8,900  Ryman Hospitality
Properties, Inc.
741,192
0 .2
35,250  Sabra Health Care
REIT, Inc.
491,385
0 .1
6,646
(1)
Safehold, Inc.
118,299
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
2,169
Saul Centers, Inc.
$ 76,501
0.0
25,837
Service Properties Trust
198,687
0 .1
29,058
SITE Centers Corp.
358,285
0 .1
9,890
SL Green Realty Corp.
368,897
0 .1
5,382
St Joe Co.
292,404
0 .1
1,942
(1)
Star Holdings
24,314
0.0
1,042
(1)
Stratus Properties, Inc.
28,551
0.0
16,941  Summit Hotel
Properties, Inc.
98,258
0.0
32,338  Sunstone Hotel
Investors, Inc.
302,360
0 .1
15,757  Tanger Factory Outlet
Centers, Inc.
356,108
0 .1
3,761
(1)
Tejon Ranch Co.
61,003
0.0
12,445
Terreno Realty Corp.
706,876
0 .2
9,058
UMH Properties, Inc.
126,993
0.0
37,371
Uniti Group, Inc.
176,391
0 .1
2,386  Universal Health Realty
Income Trust
96,466
0.0
17,678
Urban Edge Properties
269,766
0 .1
12,630
Veris Residential, Inc.
208,395
0 .1
9,272
Whitestone REIT
89,289
0.0
17,436  Xenia Hotels & Resorts,
Inc.
205,396
0 .1
21,106,455
5 .9
Utilities : 2 .8%
8,853
ALLETE, Inc.
467,438
0 .1
10,276
(1)(2)
Altus Power, Inc.
53,949
0.0
5,662  American States Water
Co.
445,486
0 .1
1,646  Artesian Resources
Corp. — Class A
69,115
0.0
11,502
Avista Corp.
372,320
0 .1
10,080
Black Hills Corp.
509,947
0 .1
15,237  Brookfield Infrastructure
Corp. — Class A
538,476
0 .2
6,393
(1)
Cadiz, Inc.
21,161
0.0
8,653  California Water Service
Group
409,373
0 .1
2,779  Chesapeake Utilities
Corp.
271,647
0 .1
2,448
(2)
Consolidated Water
Co. Ltd.
69,621
0.0
3,505  Genie Energy Ltd. —
Class B
51,629
0.0
5,708
MGE Energy, Inc.
391,055
0 .1
2,763
Middlesex Water Co.
183,049
0 .1
10,663
(1)
Montauk Renewables,
Inc.
97,140
0.0
14,973  New Jersey Resources
Corp.
608,353
0 .2
5,762  Northwest Natural
Holding Co.
219,878
0 .1
9,214
NorthWestern Corp.
442,825
0 .1
8,468
ONE Gas, Inc.
578,195
0 .2
8,222  Ormat Technologies,
Inc.
574,882
0 .2
6,385
Otter Tail Corp.
484,749
0 .1
13,234
PNM Resources, Inc.
590,369
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
14,660  Portland General
Electric Co.
$ 593,437
0 .2
3,897
(1)
Pure Cycle Corp.
37,411
0.0
4,897
SJW Group
294,359
0 .1
9,543  Southwest Gas
Holdings, Inc.
576,493
0 .2
7,908
Spire, Inc.
447,435
0 .1
15,614
(1)(2)
Sunnova Energy
International, Inc.
163,478
0 .1
2,804
Unitil Corp.
119,759
0.0
2,712
York Water Co.
101,673
0.0
9,784,702
2 .8
Total Common Stock
(Cost $364,489,556)
348,397,365
98 .0
RIGHTS : 0.0%
Common Stocks : 0.0%
8,741
(4)(5)
Chinook Therapeutics,
Inc. CVR
3,409
0.0
Total Rights
(Cost $–)
3,409
0.0
Total Long-Term
Investments
(Cost $364,489,556)
348,400,774
98 .0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4 .3%
Repurchase Agreements : 2 .6%
2,251,989
(6)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase
Amount $2,252,968,
collateralized by various
U.S. Government
Securities, 1.375%-
4.000%, Market Value
plus accrued interest
$2,297,029, due
11/15/40-02/15/53)
2,251,989
0 .6

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,251,989
(6)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.310%,
due 10/02/2023
(Repurchase
Amount $2,252,972,
collateralized by various
U.S. Government
Securities, 0.000%-
5.440%, Market Value
plus accrued interest
$2,297,029, due
11/14/23-05/15/40)
$ 2,251,989
0 .6
2,251,989
(6)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $2,252,970,
collateralized by various
U.S. Government
Securities, 0.500%-
1.750%, Market Value
plus accrued interest
$2,297,030, due
06/30/24-05/31/27)
2,251,989
0 .7
2,251,989
(6)
HSBC Securities USA
Inc., Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase
Amount $2,252,968,
collateralized by various
U.S. Government
Securities, 0.000%-
4.375%, Market Value
plus accrued interest
$2,297,029, due
02/29/24-02/15/53)
2,251,989
0 .6
414,594
(6)
J.P Morgan Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase Amount
$414,775, collateralized
by various U.S.
Government Securities,
1.250%-4.375%, Market
Value plus accrued
interest $422,886, due
05/15/24-08/15/28)
414,594
0 .1
Total Repurchase
Agreements
(Cost $9,422,550)
9,422,550
2 .6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .7%
6,038,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $6,038,000) $ 6,038,000 1 .7
Total Short-Term
Investments
(Cost $15,460,550)
$ 15,460,550
4 .3
Total Investments in
Securities
(Cost $379,950,106) $ 363,861,324 102 .3
Liabilities in Excess of
Other Assets
(8,080,356) ( 2 .3 )
Net Assets $ 355,780,968 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2023, the Fund held restricted securities with a fair value of $3,409 or —% of net assets. Please refer to the table below for additional details.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 8,387,107 $ — $ — $ 8,387,107
Consumer Discretionary 36,621,805 — — 36,621,805
Consumer Staples 12,491,135 — — 12,491,135
Energy 29,435,149 — — 29,435,149
Financials 55,485,961 — — 55,485,961
Health Care 51,740,927 — — 51,740,927
Industrials 58,103,544 690,661 — 58,794,205
Information Technology 48,680,021 — — 48,680,021
Materials 15,869,898 — — 15,869,898
Real Estate 21,106,455 — — 21,106,455
Utilities 9,784,702 — — 9,784,702
Total Common Stock 347,706,704 690,661 — 348,397,365
Rights — — 3,409 3,409
Short-Term Investments 6,038,000 9,422,550 — 15,460,550
Total Investments, at fair value $ 353,744,704 $ 10,113,211 $ 3,409 $ 363,861,324
Liabilities Table
Other Financial Instruments+
Futures $ (210,929) $ — $ — $ (210,929)
Total Liabilities $ (210,929) $ — $ — $ (210,929)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, Voya VACS Indes Series SC Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Chinook Therapeutics, Inc. CVR 8/14/2023 $ — $ 3,409
$ — $ 3,409
At September 30, 2023, the following futures contracts were outstanding for Voya VACS Indes Series SC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 78 12/15/23 $ 7,014,540 $ (210,929)
$ 7,014,540 $ (210,929)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 31,204,557
Gross Unrealized Depreciation (47,293,339)
Net Unrealized Depreciation $ (16,088,782)